As Filed with the Securities and Exchange Commission on January , 1996


                     File No. 33-54306 and File No. 811-7336

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
                                                                     -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /_X__/

                                                                     ----
         Pre-Effective Amendment No.                                /____/

                                                                     ----
         Post-Effective Amendment No. 4                             /_X__/


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                 ____
ACT OF 1940                                                        /_X__/


                                                                    -----
         Amendment No. 5                                           /_X__/


                           (Check appropriate box or boxes)

                       PIONEER TAX-FREE STATE SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                (Address of principal executive office) Zip Code

       Registrant's Telephone Number, including Area Code: (617) 742-7825
--------------------------------------------------------------------------------

        Joseph P. Barri, Hale and Dorr, 60 State Street, Boston, MA 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):



 ____  immediately  upon filing pursuant to paragraph  (b),  or

 _XX_  on  January  26,  1996  pursuant  to paragraph  (b),  or

 ____  60 days  after  filing  pursuant  to paragraph  (a)(1),  or
 ____  On (date)  pursuant  to  paragraph (a)(1), of Rule 485.


The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24f-2 under the Investment Company Act of 1940. On November 15, 1995, the Registrant filed a Rule 24f-2 Notice for its fiscal year ending September 30, 1995.

                                Page 1 of 1 page.
                          Exhibit Index is on Page __.

                       PIONEER TAX-FREE STATE SERIES TRUST


            Cross-Reference Sheet Showing Location in Prospectus and
                     Statement of Additional Information of
             Information Required by Items of the Registration Form


Form N-1A Item Number and Caption                    Location

Part A

1.    Cover Page............................         Cover Page

2.    Synopsis..............................         Expense Information

3.    Condensed Financial Information.......         Financial Highlights

4.    General Description of Registrant.....         The Trust; Three Investment
                                                     Programs; Management of the
                                                     Trust; Information About
                                                     Shares

5.    Management of the Fund................         Management of the Trust

6.    Capital Stock and Other Securities....         Three Investment Programs;
                                                     Information About Shares

7.    Purchase of Securities Being Offered..         Information About Shares;
                                                     Distribution Plan;
                                                     Shareholder Services

8.    Redemption or Repurchase..............         Information About Shares;
                                                     Shareholder Services

9.    Pending Legal Proceedings.............         Not Applicable


Part B

10.   Cover Page............................         Cover Page

11.   Table of Contents.....................         Cover Page

12.   General Information and History.......         Cover Page; Certain
                                                     Liabilities

13.   Investment Objectives and Policies....         Investment Objectives,
                                                     Policies and Restrictions

14.   Management of the Fund................         Management of the Trust;
                                                     Investment Adviser

15.   Control Persons and Principal
      Holders of Securities.................         Management of the Trust


16.   Investment Advisory and Other
      Services..............................         Management of the Trust;
                                                     Investment Adviser;
                                                     Underwriting Agreement and
                                                     Distribution Plan;
                                                     Shareholder
                                                     Servicing/Transfer Agent;
                                                     Custodian; Independent
                                                     Public Accountant


17.   Brokerage Allocation and Other
      Practices.............................         Portfolio Transactions

18.   Capital Stock and Other Securities....         Description of Shares;
                                                     Certain Liabilities


19.   Purchase, Redemption and Pricing of
      Securities Being Offered..............         Letter of Intention;
                                                     Systematic Withdrawal Plan;
                                                     Determination of Net Asset
                                                     Value


20.   Tax Status............................         Tax Status

21.   Underwriters..........................         Principal Underwriter;
                                                     Underwriting Agreement and
                                                     Distribution Plan

22.   Calculation of Performance Data.......         Investment Results

23.   Financial Statements..................         Financial Statements


Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Pioneer California Double Tax-Free Fund
Pioneer New York Triple Tax-Free Fund
Pioneer Massachusetts Double Tax-Free Fund


Prospectus
January 26, 1996


   Pioneer California Double Tax-Free Fund, Pioneer New York Triple Tax-Free Fund and Pioneer Massachusetts Double Tax-Free Fund (the "Funds") are members of the Pioneer family of mutual funds. The investment objective of each Fund is to provide as high a level of current income exempt from federal income taxes and from the personal income taxes of its respective state, and, if applicable, city, as is consistent with prudent investment risk. Each Fund invests only in investment grade securities.


   Pioneer California Double Tax-Free Fund. A non- diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that pay interest which is exempt from federal and California state personal income taxes.



   Pioneer New York Triple Tax-Free Fund. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that pay interest which is exempt from federal, New York State and New York City personal income taxes.



   Pioneer Massachusetts Double Tax-Free Fund. A non- diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the Commonwealth of Massachusetts and its political subdivisions, agencies and instrumentalities and other obligations that pay interest which is exempt from federal and Commonwealth of Massachusetts personal income taxes.


   Each Fund's return and share price fluctuates and the value of your account upon redemption may be more or less than your purchase price. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

   This Prospectus (Part A of the Registration Statement) provides information about the Funds that you should know before investing. Please read and keep it for your future reference.


   More information about the Funds is included in Part B, the Statement of Additional Information, also dated January 26, 1996, which is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Funds at 60 State Street, Boston, Massachusetts 02109. Shares of the Funds are available only where they may legally be sold.


                            TABLE OF CONTENTS                     PAGE
---------   --------------------------------------------------- --------
I.          EXPENSE INFORMATION                                     2
II.         FINANCIAL HIGHLIGHTS                                    2
III.        THE TRUST                                               4
IV.         THREE INVESTMENT PROGRAMS                               4
             Investment Objectives and Policies                     4
             Quality and Maturity of Investments                    4
             Other Eligible Investments                             4
             "When Issued" Securities                               5
             Puts, Demand Features and Standby Commitments          5
             Fluctuations in Net Asset Value and Income             5
             Portfolio Transactions and Turnover                    5
             Special Risk Considerations                            5
V.          MANAGEMENT OF THE TRUST                                 6
VI.         DISTRIBUTION PLAN                                       7
VII.        INFORMATION ABOUT SHARES                                7
             How to Purchase Shares                                 7
             Net Asset Value and Pricing of Orders                  9
             Dividends, Distributions and Taxation                  9
             Redemptions and Repurchases                           11
             Redemption of Small Accounts                          12
             Description of Shares and Voting Rights               12
VIII.       SHAREHOLDER SERVICES                                   12
             Account and Confirmation Statements                   12
             Additional Investments                                13
             Automatic Investment Plans                            13
             Financial Reports and Tax Information                 13
             Distribution Options                                  13
             Directed Dividends                                    13
             Direct Deposit                                        13
             Exchange Privilege                                    13
             Telephone Transactions and Related Liabilities        14
             FactFone|(SM)                                           14
             Systematic Withdrawal Plans                           14
             Reinstatement Privilege                               14
IX.         INVESTMENT RESULTS                                     14
X.          APPENDIX--Taxable Equivalent Yields                    16

                                   ----------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. EXPENSE INFORMATION
   This table is designed to help you understand the charges and expenses that you, as a shareholder, will bear directly or indirectly when you invest in the Funds. The information in the table below is an estimate based on actual operating expenses for the fiscal year ended September 30, 1995 expressed as a percentage of the average net assets of each Fund.

                                       Pioneer      Pioneer       Pioneer
                                     California    New York    Massachusetts
                                       Double       Triple         Double
                                      Tax-Free     Tax-Free       Tax-Free
                                        Fund         Fund           Fund
                                     ------------  ---------- ----------------
Shareowner Transaction Expenses:
  Maximum Initial Sales Charge on
    Purchases (as a percentage of
    offering price)(1)                  3.50%        3.50%          3.50%
  Maximum Sales Charge on
    Reinvestment of Dividends            None         None           None
  Maximum Deferred Sales Charge
    (as a percentage of original
    purchase price or redemption
    proceeds, as applicable)(1)          None         None           None
  Redemption Fee(2)                      None         None           None
  Exchange Fee                           None         None           None
Annual Operating Expenses (As a Percentage of Average Net Assets):
  Management Fee (after
    fee reduction)(3)                   0.00%        0.00%          0.00%
  12b-1 Fees                            0.15%        0.15%          0.15%
  Other Expenses (including
    accounting and transfer agent
    fees, custodian fees and
    printing expenses) (after fee
    reduction)(3)                       0.35%        0.35%          0.35%
                                     -----------   ---------    --------------
  Total Operating Expenses (after
    fee reduction)(3)                   0.50%        0.50%          0.50%
                                     ===========   =========    ==============



(1) Purchases of $1,000,000 or more and purchases by participants in a Group Plan (as described under "How to Purchase Shares") are not subject to an initial sales charge. A contingent deferred sales charge of 0.50% may, however, be charged on redemptions by such accounts of shares held less than one year, as further described under "Redemptions and Repurchases."
(2) Separate fees (currently $10 and $20) apply to domestic or international bank wire transfers, respectively, of redemption proceeds.
(3) Effective February 1, 1994, the Funds' investment adviser, Pioneering Management Corporation ("PMC"), voluntarily agreed not to impose a portion of its management fees and to limit or otherwise absorb other operating expenses except taxes and interest on borrowed money, if any, in accordance with the following schedule:

                        Expense limit as a percent
      Net Assets       of average daily net assets
 --------------------- ---------------------------
Up to $20 million                  0.50%
Up to $25 million                  0.55%
Up to $30 million                  0.60%
Up to $35 million                  0.65%
Up to $40 million                  0.70%
Over $40 million                   0.75%


  This agreement is voluntary and temporary and may be revised or terminated at any time by PMC. The purpose of this policy is to enhance each Fund's dividend yield during the period when, because of their smaller size, fixed expenses have a more significant impact on yield.


 Annual Operating Expenses Absent Fee Reduction
  (As a Percentage of Average Net Assets)
  Management Fee             0.60%   0.60%   0.60%
  Other Expenses             2.35%   2.35%   2.35%
  Total Operating Expenses   2.95%   2.95%   2.95%


  Example:

   You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return with or without redemption at the end of each time period:

                  Pioneer    Pioneer     Pioneer
                California  New York  Massachusetts
                  Double     Triple       Double
                 Tax-Free   Tax-Free     Tax-Free
                   Fund       Fund         Fund
                 ----------  -------- --------------
One Year            $40        $40         $40
Three Years         $50        $50         $50
Five Years          $62        $62         $62
Ten Years           $96        $96         $96

   The example above assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year.

   The example is designed for information purposes only, and should not be considered a representation of past or future expenses or return. Actual Fund expenses and returns vary from year to year and may be higher or lower than those shown.

   For further information regarding management fees, 12b-1 fees and other expenses of the Funds, including information regarding the basis upon which fees and expenses are reduced or reallocated, see "Management of the Trust," "Distribution Plan" and "How To Purchase Shares" in this Prospectus and "Management of the Trust" and "Underwriting Agreement and Distribution Plan" in the Statement of Additional Information. The Fund's payment of a Rule 12b-1 fee may result in long-term shareholders indirectly paying more than the economic equivalent of the maximum sales charge permitted under the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

   The maximum sales charge is reduced on purchases of specified amounts and the value of shares owned in other Pioneer mutual funds is taken into account in determining the applicable sales charge. See "How to Purchase Shares." No sales charge is applied to exchanges of shares of the Funds for shares of other publicly available mutual funds in the Pioneer complex. See "Exchange Privilege."


II. FINANCIAL HIGHLIGHTS
   The following information has been derived from financial statements which have been audited by Arthur Andersen LLP, independent public accountants, in connection with their examination of each Fund's financial statements. Arthur Andersen LLP's report on each Fund's financial statement as of September 30, 1995 appears in the Fund's Annual Report incorporated by reference in the Fund's Statement of Additional Information. The Annual Report includes more information about each Fund's performance and is available free of charge by calling Shareholder Services at 1-800-225-6292.

Pioneer California Double Tax-Free Fund
Selected Data for a Share Outstanding for the Periods Presented


                                                                                             February 19, 1993
                                                        Year                  Year            (Commencement of
                                                       Ended                  Ended            Operations) to
                                                 September 30, 1995    September 30, 1994    September 30, 1993
                                                ---------------------  ------------------    ------------------
Net asset value, beginning of period                 $    10.22            $    11.65            $    11.24
                                                  -------------------   -------------------    ----------------
Increase (decrease) from investment
  operations:
  Net investment income                              $     0.55            $     0.59            $     0.38
  Net realized and unrealized gain (loss) on
   investments                                             0.59                 (1.43)                 0.41
                                                  -------------------   -------------------    ----------------
    Total increase (decrease) from investment
      operations                                     $     1.14            $    (0.84)           $     0.79
Distributions to shareholders from:
  Net investment income                                   (0.55)                (0.59)                (0.38)
                                                  -------------------   -------------------    ----------------
Net increase (decrease) in net asset value           $     0.59            $    (1.43)           $     0.41
                                                  -------------------   -------------------    ----------------
Net asset value, end of period                       $    10.81            $    10.22            $    11.65
                                                  ===================   ===================    ================
Total return*                                             11.50%                (7.45%)                7.14%**
Ratio of net operating expenses to average
  net assets                                                .50%                 0.36%                 0.00%**
Ratio of net investment income to average net
  assets                                                   5.27%                 5.31%                 5.37%**
Portfolio turnover rate                                   24.30%                10.82%                 0.00%
Net assets, end of period                            $7,655,452            $6,188,795            $4,022,596
Ratios assuming no reduction of fees or
  expenses:
   Net operating expenses                                  2.31%                 2.69%                 4.15%**
   Net investment income                                   3.46%                 2.98%                 1.22%**

--------------------------------------------------------------------------------
Pioneer New York Triple Tax-Free Fund
Selected Data for a Share Outstanding for the Periods Presented

                                                                                             February 19, 1993
                                                        Year                  Year            (Commencement of
                                                       Ended                  Ended            Operations) to
                                                 September 30, 1995    September 30, 1994    September 30, 1993
                                                ---------------------  ------------------    ------------------
Net asset value, beginning of period                 $    10.39            $    11.57            $    11.18
                                                  -------------------   -------------------    ----------------
Increase (decrease) from investment
  operations:
  Net investment income                              $     0.54            $     0.57            $     0.37
  Net realized and unrealized (loss) gain on
   investments                                             0.57                 (1.18)                 0.39
                                                  -------------------   -------------------    ----------------
    Total increase (decrease) from investment
     operations                                      $     1.11            $    (0.61)           $     0.76
Distributions to shareholders from:
  Net investment income                                   (0.54)                (0.57)                (0.37)
                                                  -------------------   -------------------    ----------------
Net increase (decrease) in net asset value           $     0.57            $    (1.18)           $     0.39
                                                  -------------------   -------------------    ----------------
Net asset value, end of period                       $    10.96            $    10.39            $    11.57
                                                  ===================   ===================    ================
Total return*                                             11.04%                (5.45%)                6.91%**
Ratio of net operating expenses to average
  net assets                                                .50%                 0.36%                 0.00%**
Ratio of net investment income to average net
  assets                                                   5.13%                 5.15%                 5.19%**
Portfolio turnover rate                                   18.26%                 1.96%                 0.00%
Net assets, end of period                            $5,336,773            $4,164,246            $3,019,279
Ratios assuming no reduction of fees or
  expenses:
   Net operating expenses                                  2.80%                 3.51%                 5.05%**
   Net investment income                                   2.83%                 2.00%                 0.14%**

--------------------------------------------------------------------------------
Pioneer Massachusetts Double Tax-Free Fund
Selected Data for a Share Outstanding for the Periods Presented

                                                                                             February 19, 1993
                                                        Year                  Year            (Commencement of
                                                       Ended                  Ended            Operations) to
                                                 September 30, 1995    September 30, 1994    September 30, 1993
                                                ---------------------  ------------------    ------------------
Net asset value, beginning of period                 $    10.29            $    11.58            $    11.12
                                                  -------------------   -------------------    ----------------
Increase (decrease) from investment
  operations:
  Net investment income                              $     0.55            $     0.58            $     0.37
  Net unrealized (loss) gain on investments                0.69                 (1.29)                 0.46
                                                  -------------------   -------------------    ----------------
    Total increase (decrease) from investment
     operations                                      $     1.24            $    (0.71)           $     0.83
Distribution to shareholders from:
  Net investment income                                   (0.55)                (0.58)                (0.37)
                                                  -------------------   -------------------    ----------------
Net increase (decrease) in net asset value           $     0.69            $    (1.29)           $     0.46
                                                  -------------------   -------------------    ----------------
Net asset value, end of period                       $    10.98            $    10.29            $    11.58
                                                  ===================   ===================    ================
Total return*                                             12.36%                (6.33%)                7.58%**
Ratio of net operating expenses to average
  net assets                                               0.50%                 0.35%                 0.00%**
Ratio of net investment income to average net
  assets                                                   5.15%                 5.23%                 5.22%**
Portfolio turnover rate                                   16.58%                 2.65%                 0.00%
Net assets, end of period                            $4,583,023            $3,773,911            $3,176,176
Ratios assuming no reduction of fees or
  expenses:
   Net operating expenses                                  2.95%                 3.45%                 4.89%**
   Net investment income                                   2.70%                 2.13%                 0.33%**


----------
 * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.

III. THE TRUST
   Pioneer California Double Tax-Free Fund, Pioneer New York Triple Tax-Free Fund and Pioneer Massachusetts Double Tax- Free Fund are series of Pioneer Tax-Free State Series Trust (the "Trust"), an open-end, management investment company (commonly referred to as a mutual fund) organized as a Massachusetts business trust on November 6, 1992. The Trust has authorized an unlimited number of shares, which are currently organized into these three series, and continuously offers its shares to the public. Under normal conditions, it must redeem shares upon the demand of any shareholder.


IV. THREE INVESTMENT PROGRAMS

Investment Objectives and Policies
   The investment objective of each Fund is to provide as high a level of current income exempt from federal income taxes and from the personal income taxes of its respective state, and, if applicable, city, as is consistent with prudent investment risk.
   As a matter of fundamental policy, under normal circumstances each Fund invests at least 80% of its net assets in securities the interest income on which is exempt from federal and its respective state's personal income taxes and, if applicable, city income taxes. These securities include municipal bonds and notes and other debt instruments issued by or on behalf of the Fund's respective state and such state's political subdivisions, agencies and instrumentalities, including variable and floating rate obligations, and similar obligations issued by the governments of Puerto Rico, Guam and the United States ("U.S.") Virgin Islands. The remainder of each Fund's assets may be invested in Other Eligible Investments as described below. Securities whose interest income is an item of tax preference under the federal alternative minimum tax will not be considered exempt from federal income tax for purposes of the 80% policy set forth above; however, the Funds do not currently intend to invest any of their assets in such securities.
   Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Municipal notes include bond anticipation notes, tax anticipation notes, revenue anticipation notes, and construction loan notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Construction loan notes are short-term obligations that will be retired with the proceeds of long-term mortgage financing. In acquiring municipal obligations, the Funds will rely upon an opinion of counsel of the issuer to the effect that interest on the obligation is excluded from gross income for federal income tax purposes, and, if applicable, exempt from personal income taxes of the applicable state and its political subdivisions.
   Each Fund may invest in variable rate and floating rate obligations the interest on which may fluctuate based on changes in market rates. The interest rates payable on variable rate obligations are adjusted at designated intervals. The interest rates payable on floating rate obligations are adjusted whenever there is a change in the market rate of interest on which the interest payable is based. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Each Fund may consider the maturity of a variable or floating rate municipal obligation to be shorter than its ultimate maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate maturity. Each Fund may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of municipal obligations held by a bank.

Quality and Maturity of Investments
   Each of the Funds invests only in investment grade securities, which are securities rated at the time of purchase within the top four grades by one or more of the major rating services (i.e. "Baa" or higher by Moody's Investor Services ("Moody's"), or "BBB" or higher by Standard & Poor's Ratings Group ("S&P")) or, if not rated, judged to be of comparable quality by the Funds' investment adviser. Each Fund may invest up to 25% of its assets in unrated securities and securities rated in the fourth highest grade. Obligations in the lowest investment grade (Baa and BBB) have speculative characteristics, and changes in economic conditions and other factors are more likely to lead to a weakened capacity to pay principal and interest on these obligations than is the case for higher rated obligations. If an obligation purchased by a Fund is subsequently downgraded below investment grade the Fund may retain such obligation until the adviser considers it prudent to dispose of it. However, at no time may any Fund have more than 5% of its net assets invested in securities rated below investment grade. Some securities owned by a Fund may be insured by or backed by a letter of credit issued by a third party in which case credit ratings and the ability to pay interest and repay principal may depend on the third party's ability to meet its obligations. For a description of Moody's and S&P's ratings of municipal bonds see Appendix B to the Funds' Statement of Additional Information.
   The Funds have no restrictions on portfolio maturity but the dollar weighted average maturity of each Fund's portfolio is expected to be between 15 and 25 years.



Other Eligible Investments
   Under normal circumstances, each Fund may invest up to 20% of its net assets in Other Eligible Investments. Other Eligible Investments consist of
(a) investment grade debt securities the interest on which is exempt from federal income taxes, but not personal income taxes of a Fund's respective state and, if applicable, city; (b) corporate commercial paper and other short-term commercial obligations rated Prime-1 or MIG-1 by Moody's or A-1 or AAA by S&P; (c) obligations of banks (including certificates of deposit, banker's acceptances and repurchase agreements) with $1 billion or more of assets; (d) obligations issued or guaranteed by the U.S. Government.
   The Funds intend to minimize the distribution of taxable income to shareholders, and investment in securities the interest on which is subject to federal income tax or the personal income taxes of a Fund's respective state and, if applicable, city will generally be made only to meet short term liquidity needs. If a Fund cannot find suitable federal and state tax exempt securities for investment, investments will generally be made in securities the interest on which is exempt from federal income taxes but not the income taxes of the Fund's respective state and, if applicable, city. However, a portion of the dividends distributed to shareholders may be subject to state, or federal and state, income taxes. As a temporary defensive measure during times of adverse market conditions, each Fund may invest up to 50% of its assets in the Other Eligible Investments described above.

"When Issued" Securities
   The Funds may purchase municipal securities on a "when issued" basis, which means it may be 60 days or more before the securities are delivered and paid for. The price and yield of the securities so purchased are generally fixed on the date of purchase commitment. However, the market value of the securities may fluctuate prior to delivery, and upon delivery the securities may be worth more or less than the Fund agreed to pay for them. Purchases of securities on a "when issued" basis may involve more risk than other types of purchases. The Funds will maintain in segregated accounts sufficient assets to cover their purchase obligations so long as such obligations continue.

Puts, Demand Features and Standby Commitments
   In order to enhance the liquidity, stability or quality of a municipal obligation, each Fund may acquire the right to sell the security to another party for a guaranteed price and term. These rights may be referred to as puts, demand features or standby commitments.

Fluctuations in Net Asset Value and Income
   The net asset values of the shares of the series of an open-end investment company such as the Trust, which invests primarily in fixed-income tax-exempt securities, will fluctuate as the general levels of interest rates fluctuate. When interest rates rise, the net asset value of a Fund invested at lower yields can be expected to decline. Furthermore, the tax-exempt income provided by a Fund will fluctuate over time. For a description of how to compare yields on municipal bonds and taxable securities, see "Taxable Equivalent Yields" in the Appendix.

Portfolio Transactions and Turnover
   The Funds will be fully managed by purchasing and selling securities, as well as holding selected securities to maturity. In purchasing and selling portfolio securities, each Fund seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers.
   While it is not possible to predict accurately the rate of turnover of each Fund's portfolio on an annual basis, it is anticipated that the rate will not exceed 85%. A portfolio turnover of 85% would occur if 85% of the securities in the portfolio were changed once in a twelve-month period. Computation of portfolio turnover excludes transactions in U.S. Treasury obligations and securities having a maturity of one year or less from purchase date.
   The investment objective of each Fund is fundamental and may not be changed by the Board of Trustees without shareholder approval. Because all of the Funds' investments are subject to fluctuations in yields and value due to changes in earnings, economic conditions and other factors, there can be no assurance that any Fund's investment objective will be achieved.
   The Statement of Additional Information includes a discussion of other investment policies and a listing of specific investment restrictions which govern each Fund's investment policies. The specific investment restrictions identified in the Statement of Additional Information as fundamental may not be changed without shareholder approval. If a percentage restriction or a rating restriction on investments or utilization of assets is adhered to at the time an investment is made or assets are so utilized, except in the case of borrowings, a later change in percentage resulting from changes in the value of a Fund's securities or from a change in the rating of a portfolio security will not be considered a violation of policy.


Special Risk Considerations
   Because each of the Funds is non-diversified and will concentrate investments in securities issued by specific states (California, New York and Massachusetts) and their political subdivisions and instrumentalities, each Fund is more susceptible to economic and other factors adversely affecting these issuers than funds which are diversified or otherwise do not concentrate in specific states. As a result, the value of each Fund's shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers of tax-exempt securities may be affected from time to time by economic, political, and demographic conditions within the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of tax-exempt securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the particular state. Any reduction in the actual or perceived ability of an issuer of tax-exempt securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other tax- exempt securities as well.
   In addition, none of these Funds is a diversified fund (except to the extent that diversification is required for federal income tax purposes). For these tax purposes, with respect to 50% of the value of its total assets, none of these Funds invests more than 5% of the value of its total assets in securities of a single issuer (except U.S. Government securities or securities of other regulated investment companies), nor, with respect to the other 50% of the value of its total assets, does it invest more than 25% of the value of its total assets in the securities of a single issuer (except U.S. Government securities or securities of other regulated investment companies). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, the Funds may be exposed to greater risk because an adverse change in the condition of one or a small number of issuers would have a greater impact on them.
   Each of the Funds may also invest in obligations of U.S. possessions and territories, such as those of the governments of Puerto Rico, the U.S. Virgin Islands and Guam, to the extent that interest payments on these obligations are exempt from personal income taxes of their respective state or city. Under normal circumstances, however, no Fund will invest more than 35% of its total assets in obligations of such possessions and territories in the aggregate, or more than 5% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam. In particular, the Funds may be adversely affected by local political and economic conditions and developments within Puerto Rico adversely affecting the issuers of such obligations. The essence of Puerto Rico's credit quality is the stability it derives from its economic, political and social ties to the United States, which mitigate the relatively weak underlying credit fundamentals. Puerto Rico receives significant economic benefits from Section 936 of the Internal Revenue Code of 1986, as amended (the "Code") which confers significant tax credits upon U.S. corporations doing business in Puerto Rico. The U.S. is its primary trading partner. The U.S. has provided further economic incentives through the Caribbean Basin Initiative, which is designed to further U.S. economic and political interests in the region.
   Because of perceived abuses by certain corporations and the resultant revenue loss of the federal government, Section 936 has been continually under attack in the U.S. Congress. Should Puerto Rico achieve statehood,
Section 936 would be repealed or cease to apply. The effects of a repeal of
Section 936 as a result of statehood or otherwise would include: higher unemployment, reduction in Puerto Rico's Gross Domestic Product and a decline in investment by U.S. companies in Puerto Rico. As a result of the North American Free Trade Agreement, the higher cost of labor in Puerto Rico relative to other countries in the region, such as Mexico, provides a disincentive to U.S. companies considering locating operations in Puerto Rico.
   Each Fund may also invest 25% or more of the value of its total assets in municipal obligations in its respective state which obligations are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligations. For example, a Fund may so invest in municipal obligations the interest on which is paid solely from revenues of similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes or life care facilities. This fact makes the Funds more susceptible to adverse factors affecting one or more of these projects than a fund that does not concentrate its investments to this degree.


V. MANAGEMENT OF THE TRUST
   The Trust's Board of Trustees has overall responsibility for management and supervision of the Funds. There are currently eight Trustees, six of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Board meets at least quarterly. By virtue of the functions performed by Pioneering Management Corporation ("PMC" or the "Manager") as investment adviser, the Trust requires no employees other than its executive officers, all of whom receive their compensation from PMC or other sources. The Statement of Additional Information contains the names and general background of each Trustee and executive officer of the Trust.
   The Trust is managed under a contract with PMC. PMC serves as investment adviser to the Trust and is responsible for the overall management of the Trust's business affairs, subject only to the authority of the Board of Trustees. PMC is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"), a Delaware corporation. Pioneer Funds Distributor, Inc. ("PFD"), an indirect wholly owned subsidiary of PGI, is the principal underwriter of shares of the Funds.
   Each fixed income portfolio managed by PMC, including these Funds, is overseen by a Fixed Income Committee, which consists of PMC's most senior fixed income professionals, and a Portfolio Management Committee, which consists of PMC's fixed income portfolio managers. Both committees are chaired by Mr. David Tripple, PMC's President and Chief Investment Officer and Executive Vice President of each of the Pioneer mutual funds. Mr. Tripple joined PMC in 1974 and has had general responsibility for PMC's investment operations and specific portfolio assignments for over five years. Fixed income investments at PMC, including those made on behalf of the Funds, are under the general supervision of Mr. Sherman Russ, Senior Vice President of PMC. Mr. Russ joined PMC in 1983.
   Day-to-day management of the Trust has been the responsibility of Ms. Kathleen McClaskey, Vice President of the Trust and PMC. Ms. McClaskey joined Pioneer in 1986 and has been primarily responsible for the Trust since its inception. In certain instances where Ms. McClaskey is unavailable, primary responsibility for the day-to-day management of the Trust may be temporarily assumed by Mr. Mark Winter. Mr. Winter joined PMC in 1993 and is primarily responsible for Pioneer Tax-Free Income Fund.
   In addition to the Trust, PMC also manages and serves as the investment adviser for other mutual funds and is an investment adviser to certain other institutional accounts. PMC's and PFD's executive offices are located at 60 State Street, Boston, Massachusetts 02109.
   Under the terms of its contract with the Trust, PMC assists in the management of the Trust and is authorized in its discretion to buy and sell securities for the account of each Fund in the Trust, subject to the right of the Trustees to disapprove any such purchase or sale. PMC pays all the ordinary operating expenses, including executive salaries and the rental of office space relating to its services for the Trust, with the exception of the following which are to be paid by the Trust: (a) taxes and other governmental charges, if any; (b) interest on borrowed money, if any; (c) legal fees and expenses; (d) auditing fees;
(e) insurance premiums; (f) dues and fees for membership in trade associations; (g) fees and expenses of registering and maintaining registrations of the Trust and the shares of each of its Funds with the SEC, individual states, territories and foreign jurisdictions and of preparing reports to government agencies; (h) fees and expenses of Trustees not affiliated with or interested persons of PMC; (i) fees and expenses of the custodian, dividend disbursing agent, transfer agent and registrar; (j) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; (k) costs of reports to shareholders, shareholders' meetings and Trustees' meetings; (l) the cost of certificates representing shares of the fund; (m) bookkeeping and appraisal charges; and (n) distribution fees in accordance with Rule 12b-1. Each Fund also pays all brokerage commissions in connection with its portfolio transactions.
   Orders for each Fund's portfolio securities transactions are placed by PMC, which strives to obtain the best price and execution for each transaction. In circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides investment research or brokerage services or sells shares of the Fund or other Pioneer mutual funds. See the Statement of Additional Information for a further description of PMC's brokerage allocation practices.
   As compensation for its management services and certain expenses which PMC incurs, PMC is entitled to a management fee equal to 0.60% per annum of each Fund's average daily net assets. The fee is normally computed daily and paid monthly. PMC has agreed temporarily not to impose any management fee and to limit each Fund's expenses. See "Expense Information," above.
   John F. Cogan, Jr., Chairman and President of the Trust, Chairman of PFD, President and a Director of PGI and Chairman and a Director of PMC, owned approximately 15% of the outstanding capital stock of PGI as of the date of this Prospectus.


VI. DISTRIBUTION PLAN
   The Trust has adopted a Plan of Distribution (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution fees of each Fund are paid to PFD.
   Pursuant to the Distribution Plan, each Fund shall reimburse PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Fund shares or to provide services to Fund shareholders, provided the categories of expenses for which reimbursement is made are approved by the Trust's Board of Trustees. As of the date of this Prospectus, the Board of Trustees has approved the following categories of expenses for the Funds:
(i) a service fee (sometimes referred to as a "trail commission") to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of a Fund's average daily net assets; (ii) reimbursement to PFD or PMC for its expenditures for broker-dealer commissions and employee compensation on certain sales of a Fund's shares with no initial sales charge (see "How to Purchase Shares"); and (iii) reimbursement to PFD for expenses incurred in providing services to shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If a bank was prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate.
   Total expenses under the Distribution Plan may not exceed 0.25% of average daily net assets. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by a Fund in a given year. The Distribution Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby.
   The Distribution Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time they are incurred. The limited carryover provision in the Plan may result in an expense invoiced to a Fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the Fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Distribution Plan, a Fund may nevertheless, within 12 months of such termination or non-continuance reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the Fund during such 12-month period shall not exceed 0.25% of the Fund's average daily net assets during such period.


VII. INFORMATION ABOUT SHARES
How to Purchase Shares
   You may purchase shares of any of the Funds in the trust from any securities broker-dealer which has a sales agreement with PFD. If you do not have a securities broker-dealer, please call 1-800-225-6292. Shares will be purchased at the public offering price, that is, the net asset value per share plus any applicable sales charge, next computed after receipt of a purchase order, except as set forth below.
   The minimum initial investment is $1,000, except for accounts being established to utilize monthly bank drafts, government allotments and other similar automatic investment plans. The minimum investment for such plans, as well as all other subsequent additions to an account, is $50. No sales charge or minimum investment requirements apply to the reinvestment of dividends or capital gains distributions.
   Telephone Purchases. Your account is automatically authorized to have the telephone purchase privilege unless you indicated otherwise on your Account Application or by writing to Pioneering Services Corporation ("PSC"). The telephone purchase option may be used to purchase additional shares for an existing mutual fund account; it may not be used to establish a new account. Proper account identification will be required for each telephone purchase. A maximum of $25,000 per account may be purchased by telephone each day. Call PSC for more information.
   You are strongly urged to consult with your financial representative prior to requesting a telephone purchase. To purchase shares by telephone, you must establish your bank account of record by completing the appropriate section of your Account Application or an Account Options Form. PSC will electronically debit the amount of each purchase from this predesignated bank account. Telephone purchases may not be made for 30 days after the establishment of your bank of record or any change to your bank information.
   Telephone purchases will be priced at the net asset value plus any applicable sales charge next determined after PSC's acceptance of a telephone purchase instruction and receipt of good funds (usually three days after the purchase instruction). You may always elect to deliver purchases to PSC by mail. See "Telephone Transactions and Related Liabilities" for additional information.
   The public offering price is the net asset value per share next computed after receipt of a purchase order, plus a sales charge as follows:


                                    Sales Charge as a % of    Dealer
                                    -----------------------  Allowance
                                                   Net       as a % of
                                    Offering     Amount      Offering
        Amount of Purchase           Price      Invested       Price
---------------------------------   ---------- ----------- ------------
Less than $50,000                     3.50%       3.62%        3.00%
$50,000 but less than $100,000        3.00        3.09         2.50
$100,000 but less than $500,000       2.50        2.56         2.00
$500,000 but less than $1 million     2.00        2.04         1.75
$1,000,000 or more                     -0-         -0-       see below


   No sales charge is payable at the time of purchase on investments of $1,000,000 or more, or for investments by certain group plans with 100 or more participants or at least $500,000 in plan assets ("Group Plans"), but for such investments a contingent deferred sales charge ("CDSC") of 0.50% is imposed in the event of certain redemption transactions within one year of purchase. See "Redemptions and Repurchases" below. PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows: 0.50% on sales of $1 million to $5 million; and 0.10% on the excess over $5 million. These commissions shall not be payable if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous twelve calendar months. See also "Redemptions and Repurchases." In connection with PGI's acquisition of Mutual of Omaha Fund Management Company and contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the Funds' shares through such dealer. Shares sold outside the U.S. to persons who are not U.S. citizens may be subject to different sales charges, CDSC's and dealer compensation arrangements in accordance with local laws and business practices.
   The schedule of sales charges above is applicable to purchases of shares of a Fund by (i) an individual, (ii) an individual, his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust, estate or fiduciary account or related trusts or accounts.
   The sales charge applicable to a current purchase of shares of a Fund by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at current offering price) of shares of any of the Pioneer mutual funds previously purchased and then owned, provided PFD is notified by such person or his or her broker- dealer each time a purchase is made which would so qualify. For purposes of the preceding sentence, Pioneer mutual funds include all mutual funds for which PFD serves as principal underwriter. For example, a person investing $5,000 in a Fund who currently owns shares of the Pioneer mutual funds with a value of $100,000 would pay a sales charge of 2.5% of the offering price on the new investment.
   Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the "Letter of Intention" section of the Account Application. Information about the Letter of Intention procedure, including its terms, is contained on the back of the Account Application as well as in the Statement of Additional Information. Investors who are clients of a broker-dealer with a current sales agreement with PFD may purchase shares of a Fund at net asset value, without a sales charge, to the extent that the purchase price is paid out of the proceeds from one or more redemptions by the investor of shares of certain other mutual funds. In order for a purchase to qualify for this privilege, the investor must document to the broker-dealer that the redemption occurred within 60 days immediately preceding the purchase of shares of a Fund; that the client paid a sales charge on the original purchase of the shares redeemed; and that the mutual fund whose shares were redeemed also offers net asset value purchases to redeeming shareholders of any of the Pioneer mutual funds. Further details may be obtained from PFD.
   Shares of a Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to permit group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from PFD.
   Shares of a Fund may also be sold at net asset value per share without a sales charge to: (a) current or former Trustees and officers of the Trust and partners and employees of its legal counsel; (b) current or former directors, officers, employees or sales representatives of PGI, its subsidiaries; (c) current or former directors, officers, employees or sales representatives of any subadviser or predecessor investment adviser to any investment company of which PMC serves as investment adviser, and the subsidiaries or affiliates of such persons; (d) current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with PFD; (e) members of the immediate families of any of the persons listed above; (f) any trust, custodian, pension, profit-sharing or other benefit plan of the persons listed above; (g) insurance company separate accounts; (h) certain "wrap accounts" for the benefit of clients of investment advisers adhering to standards established by PFD; (i) other funds and accounts for which PMC or any of its affiliates serves as investment adviser or manager; and (j) certain unit investment trusts. Shares so purchased are purchased for investment purposes and may not be resold except through redemption or repurchase by or on behalf of the Fund. The availability of this privilege is conditioned on the receipt by PFD of written notification of eligibility. Shares of a Fund may also be sold at net asset value with-out a sales charge in connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.


Net Asset Value and Pricing of Orders
   Shares of each Fund are sold at the public offering price, which is the net asset value per share, plus the applicable sales charge. The net asset value per share is determined by dividing the value of the assets allocable to a Fund, less liabilities, by the number of shares outstanding. The net asset value is computed once daily, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading hours of the Exchange.
   An order for shares received by a broker-dealer prior to the close of regular trading of the Exchange (currently 4:00 p.m. Eastern Time) is confirmed at the offering price determined at the close of the Exchange on the day the order is received, provided the order is received by PFD prior to PFD's close of business (normally 5:30 p.m. Eastern Time). It is the responsibility of broker-dealers to transmit orders promptly so that they will be received by PFD prior to its close of business. An order received by a broker-dealer following the close of regular trading of the Exchange will be confirmed at the offering price as of the close of regular trading of the Exchange on the next trading day.
   The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares when, in the judgment of the Trust's management, such withdrawal is in the best interest of a Fund. An order to purchase shares is not binding on, and may be rejected by, PFD until it has been confirmed in writing by PFD and payment has been received.
   Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain the last transaction prices for most municipal obligations in each of the Fund's portfolios, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Other assets are valued at fair value using methods determined in good faith by the Trustees.


Dividends, Distributions and Taxation
   Federal Taxation
   Each Fund has elected to be treated, has qualified and intends to qualify each year as a separate "regulated investment company" under the Code so that it will not pay federal income taxes on income and capital gains distributed to shareholders at least annually. Because each of the Funds intends to distribute all or substantially all of its taxable (if any) and tax-exempt net investment income and net realized capital gains to shareholders in a timely manner, it is not expected that the Funds will be required to pay any federal income taxes.
   The Code permits tax-exempt interest received by a Fund that qualifies as a regulated investment company to flow through as tax-exempt "exempt-interest dividends" to the Fund's shareholders, provided that at least 50% of the value of the total assets of the Fund at the close of each quarter of its taxable year consists of tax-exempt obligations. The Funds do not presently plan to invest in any "private activity bonds" subject to the federal alternative minimum tax for individuals. All tax exempt distributions may result in or increase a corporate shareholder's liability for the federal alternative minimum tax.
   Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent the Fund's income dividends consist of exempt interest dividends. The Funds may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial revenue or private activity bonds or persons related to substantial users. Shareholders receiving social security or certain railroad retirement benefits may be subject to federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the Funds.
   Under the Code, a Fund will be subject to a non-deductible 4% federal excise tax on a portion of its undistributed ordinary income (if any) and net capital gains if it fails to meet certain distribution requirements with respect to each calendar year. Each Fund intends to make distributions in a timely manner and, accordingly, does not expect to be subject to the excise tax.
   Each business day each Fund declares a dividend consisting of substantially all of its net investment income. Shareholders begin earning dividends on the first business day following receipt of payment for purchased shares. Shares continue to earn dividends up to and including the date of redemption. Dividends are normally paid on the last business day of the month or shortly thereafter. A Fund's net investment income consists of the interest income it earns, less expenses. In computing interest income, a Fund amortizes premium or accrues discount on long-term debt securities only to the extent required for federal income tax purposes. Distributions from net long-term and short term capital gains, if any, will be made at least annually.
   While the Funds seek to maximize the percentage of income distributed which is not subject to federal income taxes, it is possible that under certain circumstances (see "Three Investment Programs") a small portion of the income dividends paid by the Funds will be subject to federal income tax. Dividends from a Fund's taxable net investment income, if any, recognized market discount income, and net short-term capital gains are taxable as ordinary income, and dividends from a Fund's net long-term capital gains are taxable as long-term capital gains. A portion of a Fund's distributions may also be subject to state and local income taxes (see "State Taxation," below). The federal income tax status of all distributions will be reported to shareholders annually, and shareholders are required to report all distributions, including tax-exempt distributions, on their federal income tax returns.

For federal income tax purposes, all dividends are treated as described above whether a shareholder takes them in cash or reinvests them in additional shares of a Fund.
   Taxable dividends and other taxable distributions and the proceeds of redemptions (including exchanges) and repurchases of Fund shares paid to individuals and other non-exempt payees may be subject to 31% backup withholding of federal income tax if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the number is correct and the shareholder is not subject to such backup withholding or if the Fund receives notice from the IRS or a broker that such withholding applies. Please refer to the Account Application for additional information.
   The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents, or U.S. corporations, partnerships, trusts or estates and who are subject to U.S. federal income taxes.

   State Taxation
   Summaries of tax considerations for state income tax purposes for each of the Funds are set forth below. A more detailed discussion of state and local tax matters is included in the Statement of Additional Information. These discussions are only summaries of generally applicable state tax laws, and shareholders should consult their own tax advisers regarding the application of state, local and other applicable tax laws in their particular situations.
   Pioneer California Double Tax-Free Fund. The Trust has obtained an opinion of Orrick, Herrington & Sutcliffe, special tax counsel to Pioneer California Double Tax-Free Fund, substantially to the effect that individual shareholders of Pioneer California Double Tax-Free Fund who are subject to California personal income taxation will not be required to include in their California gross income that portion of their federally tax-exempt dividends which the Fund clearly and properly identifies as excludable for California purposes, provided that at least 50 percent of the value of the Fund's total assets at the close of each quarter of the Fund's taxable year consists of obligations the interest on which is exempt from California personal income tax pursuant to federal or California law. Other distributions representing income or gains realized by the Fund will generally be subject to California personal income tax at the rates applicable to ordinary income. Corporate shareholders of the Fund which are subject to the California franchise tax generally will be required to include all distributions of exempt-interest dividends, capital gains and other taxable income, if any, as income subject to such tax.
   Pioneer New York Triple Tax-Free Fund. The Trust has obtained an opinion of Orrick, Herrington & Sutcliffe, special tax counsel to Pioneer New York Triple Tax-Free Fund, substantially to the effect that individual shareholders of Pioneer New York Triple Tax-Free Fund who are subject to New York State or New York City personal income taxation will not be subject to New York State or City personal income taxes (including the minimum taxes contained therein) on distributions received from the Fund to the extent such distributions are exempt-interest dividends attributable to interest on tax-exempt obligations of the State of New York or a political subdivision thereof or derived from interest on obligations of possessions of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands). Other distributions representing income or gains realized by the Fund will generally be subject to New York State or New York City personal income tax at the rates applicable to ordinary income. Corporate shareholders of the Fund that are subject to the New York State corporation franchise tax or the New York City general corporation tax generally will be required to include all distributions of exempt- interest dividends, capital gains and other taxable income, if any, as income subject to such taxes.
   Pioneer Massachusetts Double Tax-Free Fund. The Trust has obtained an opinion of Hale and Dorr, counsel to the Trust, substantially to the effect that, provided that Pioneer Massachusetts Double Tax-Free Fund qualifies as a regulated investment company and complies with certain notice requirements, shareholders of Pioneer Massachusetts Double Tax-Free Fund that are individuals, estates or trusts and are subject to the Massachusetts income tax will be treated in the following manner for Massachusetts income tax purposes: Distributions that qualify as "exempt-interest dividends" under the Code and are attributable to interest received by the Fund on federally tax-exempt obligations issued by Massachusetts or a political subdivision thereof or a possession of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands) and distributions of the Fund attributable to interest received by the Fund on direct obligations of the U.S. Government will not be subject to the Massachusetts income tax; distributions properly designated by the Fund as capital gain dividends under the Code and attributable to gain realized by the Fund on the sale of certain obligations issued pursuant to Massachusetts statutes that specifically exempt such gain from Massachusetts taxation will not be subject to the Massachusetts income tax; distributions properly designated by the Fund as capital gain dividends under the Code other than those described above will be treated as long-term capital gain for Massachusetts income tax purposes, regardless of the length of time Fund shares have been held; and distributions, other than those described above, that are included in federal gross income under the Code will be included in income subject to the Massachusetts income tax. Additionally, in determining the Massachusetts excise tax on shareholders that are corporations subject to Massachusetts taxation, distributions from the Fund that are included in federal gross income under the Code or that are excluded from federal gross income by virtue of Section 103(a) of the Code will be included in a corporate shareholder's net income, and in the case of intangible property corporations, shares of the Fund will be included in net worth.
   Beginning in 1996, long-term capital gains will generally be taxed in Massachusetts on a sliding scale at rates ranging from 5% to 0%, with the applicable tax rate declining as the tax holding period of the asset (beginning on the later of January 1, 1995 or the date of actual acquisition) increases from more than one year to more than six years. It is not clear what Massachusetts tax rate will be applicable to capital gain dividends for taxable years beginning after 1995.

Redemptions and Repurchases
   Redemption by Mail. As a shareholder, you have the right to offer your shares for redemption by delivering to PSC a written request for redemption, signed by all registered owners, in proper form and, if applicable, your share certificates properly endorsed and in good order for transfer. Redemptions will be made in cash at the net asset value per share next determined following receipt by PSC of all necessary documents subject in certain cases to the contingent deferred sales charge described below.
   Good order means that there are no outstanding claims or requests to hold redemptions on the account, any certificates must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by any of the following eligible guarantor institutions: (i) all brokers, dealers, municipal securities dealers and/or brokers, who are members of a clearing agency or whose net capital exceeds $100,000; (ii) all banks; (iii) all credit unions; (iv) all savings associations, including all savings and loan associations; (v) all national securities exchanges, registered securities associations, and all clearing agencies; and (vi) all trust companies. In addition, in some cases (involving fiduciary or corporate transactions), good order may require the furnishing of additional documents.
   Signature guarantees are not necessary for redemption requests of $50,000 or less, provided that the request is in good order, the record holder executes the redemption request, payment is directed to the record holder at the record address, and the address was not changed during the previous 30 days. You cannot provide a signature guarantee by facsimile ("fax"). Payment of redemptions normally will be made within seven days after receipt of the appropriate documents. The Trust reserves the right to withhold payment until checks received in payment of shares purchased have cleared, which may take up to 15 calendar days from the purchase date. For additional information about the necessary documentation for redemption by mail, please contact PSC at 1-(800)-225-6292.
   Redemption by Telephone or Fax. Your account is automatically authorized to have the telephone redemption privilege unless you indicated otherwise on your Account Application or by writing to PSC. Proper account identification will be required for each telephone redemption. The telephone redemption option is not available to retirement plan accounts. A maximum of $50,000 may be redeemed by telephone or fax and the proceeds may be received by check or by bank wire or electronic funds transfer. To receive the proceeds by check: the check must be made payable exactly as the account is registered and the check must be sent to the address of record which must not have changed in the last 30 days. To receive the proceeds by bank wire or by electronic funds transfer: the wire must be sent to the bank wire address of record which must have been properly pre- designated either on your Account Application or on an Account Options Form and which must not have changed in the last 30 days. To redeem by fax, send your redemption request to 1-800-225-4240. You may always elect to deliver redemption instructions to PSC by mail. See "Telephone Transactions and Related Liabilities" below. Telephone redemptions will be priced as described above. You are strongly urged to consult with your financial representative prior to requesting a telephone redemption.
   Additional Conditions of Redemption. For the convenience of shareholders, the Trust has authorized PFD to act as its agent in the repurchase of shares of the Funds. Offers to sell shares to a Fund may be communicated to PFD by wire or telephone by broker-dealers for their customers. Each Fund repurchases shares offered to it at the net asset value per share determined as of the close of regular trading on the Exchange on the day the offer for repurchase is received in good order by the broker-dealer if the offer is received by PFD before the close of business on that day.
   A broker-dealer which receives an offer for repurchase is responsible for the prompt transmittal of such offer to PFD. Payment of the repurchase proceeds will be made in cash to the broker-dealer placing the order. Except for certain large accounts subject to a CDSC (as described below) neither the Fund nor PFD charges any fee or commission upon such repurchase which is then settled as an ordinary transaction with the broker-dealer (which may charge the shareholder for this service) delivering the shares repurchased. Payment will be made within seven days after your order is received in good order by PSC of valid instructions, including validly endorsed certificates, if appropriate, in good order as described above.
   The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending upon the market value of the portfolio at the time of redemption or repurchase. Redemptions and repurchases are taxable transactions.
   Redemptions and repurchases may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.
   Purchases of $1,000,000 or more, and purchases by participants in a Group Plan which have not been subject to a sales charge, may be subject to a CDSC upon redemption or repurchase. A CDSC is payable to PFD on these investments in the event of a share redemption within twelve months following the share purchase, at the rate of 0.50% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares purchased with reinvested dividend and capital gain distributions and then such other shares which are held the longest will be the first redeemed. Shares subject to the CDSC which are exchanged into another Pioneer mutual fund will continue to be subject to the CDSC until the original twelve-month period expires.
   Waiver or Reduction of Contingent Deferred Sales Charge. The CDSC on any shares subject to a CDSC may be waived or reduced for non-retirement accounts if: (a) the redemption results from the death of all registered owners of an account (in the case of UGMAs, UTMAs and trust accounts, waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed or (b) the redemption is made in connection with limited automatic redemptions as set forth in "Systematic Withdrawal Plans" (limited in any year to 10% of the value of the account in the Fund at the time the withdrawal plan is established).
   The CDSC on any shares subject to a CDSC may be waived or reduced if: (a) the redemption is made by any state, county, or city, or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable laws from paying a contingent deferred sales charge in connection with the acquisition of shares of any registered investment management company; or (b) the redemption is made pursuant to the Fund's right to liquidate or involuntarily redeem shares in a shareholder's account.

Redemption of Small Accounts
   If a shareholder holds shares of a Fund in an account with a net asset value of less than $500 due to redemptions or exchanges, the Fund may redeem the shares held in this account at net asset value if the shareholder has not increased the net asset value of the shares in the account to at least $500 within six months of written notice by the Fund to the shareholder of the Fund's intention to redeem the shares.

Description of Shares and Voting Rights
   Under the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of beneficial interest. The Trustees of the Trust are responsible for the overall management and supervision of its affairs.
   The shares of the Trust are currently divided into three series. Each share represents an equal proportionate interest in a Fund with each other share. Generally, shares of each Fund will vote as a single series on matters, such as the election and removal of Trustees and the ratification of the selection of independent public accountants, that affect all Funds in substantially the same manner. As to matters affecting each Fund (e.g., changes in a Fund's investment restrictions or investment advisory agreement), shares of each Fund will vote as a separate series. Shares have no preemptive, subscription or conversion rights and are freely transferable. Shareholders are entitled to one vote for each share held and may vote in the election and removal of Trustees and on other matters submitted to shareholders. Each fractional share shall be entitled to a proportionate fractional vote. Shares are fully paid and, except as set forth in the Statement of Additional Information, non-assessable.
   The Trust does not currently intend to hold annual meetings, although special meetings may be held for the purpose of voting on certain matters. The record holders of 10% of the Trust's outstanding shares may cause the Trust to call a special meeting of shareholders to consider the removal of one or more Trustees. As of December 29, 1995, PFD owned 34.05% of the outstanding shares of Pioneer New York Triple Tax-Free Fund and 47.92% of the outstanding shares of Pioneer Massachusetts Double Tax-Free Fund. See "Management of the Trust" in the Statement of Additional Information. The Trust reserves the right, without approval of shareholders, to create and issue additional series of shares in addition to the three Funds currently available.
   Each Fund currently has only one class of shares, entitled Shares of Beneficial Interest. Shares of the Funds may also be divided into additional classes subject to such terms as the Trustees may establish without further shareholder action.
   Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Declaration of Trust contains provisions intended to limit such liability and to provide indemnification out of Trust property of any shareholder charged or held personally liable for obligations or liabilities of the Trust solely by reason of being or having been a shareholder of a Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.
   In the interest of economy and convenience, the Funds do not issue certificates representing Fund shares unless requested. Instead, the transfer agent maintains a record of each shareholder's ownership. Certificates for fractional shares will not be issued. Although there is currently no fee for the issuance of certificates, the Trust reserves the right to charge such a fee.



VIII. SHAREHOLDER SERVICES
   PSC is the shareholder services and transfer agent for shares of the Trust. PSC, a Massachusetts corporation, is a wholly owned subsidiary of PGI. PSC's offices are located at 60 State Street, Boston, Massachusetts 02109, and inquiries to PSC should be mailed to Pioneering Services Corporation, P.O. Box 9014, Boston, Massachusetts 02205-9014. Brown Brothers Harriman & Co. (the "Custodian") serves as the custodian of the Trust's portfolio securities and other assets. The principal business address of the Mutual Fund Division of the Custodian is 40 Water Street, Boston, Massachusetts 02109. The fees of PSC and the Custodian are paid by each Fund.
Account and Confirmation Statements
   PSC maintains an account for each shareholder and all transactions of the shareholder are recorded in this account. Confirmation statements showing the details of transactions are sent to shareholders quarterly for dividend reinvestment and Automatic Investment Plan transactions and more frequently for other types of transactions. The Pioneer Combined Account Statement, mailed quarterly, is available to all shareholders who have more than one Pioneer mutual fund account.
   Shareholders whose shares are held in the name of an investment broker-dealer or other party will not normally have an account with a Fund and might not be able to utilize some of the services available to shareholders of record. Examples of services that might not be available are investment or redemption of shares by mail, automatic reinvestment of dividends and capital gains distributions, systematic withdrawal plan, Letters of Intention, Rights of Accumulation, telephone purchases, exchanges and redemptions, and newsletters.


Additional Investments
   You may add to your account by sending a check ($50 minimum) to PSC; please indicate your account number clearly. The designated portion of a confirmation statement may be used as a remittance slip to make additional investments. Additions to a shareholder's account, whether by check or through an Investomatic Plan, are invested in full and fractional shares of the applicable Fund at the applicable offering price in effect as of the close of the Exchange on the day of receipt.

Automatic Investment Plans
   You may arrange for regular automatic investments of $50 or more through payroll deduction, government/military allotments or through a Pioneer Investomatic Plan. A Pioneer Investomatic Plan provides for a monthly or quarterly investment by means of a preauthorized electronic funds transfer or draft drawn on a checking account. Pioneer Investomatic Plan investments are voluntary, and you may discontinue the plan without penalty upon 30 days' written notice to PSC. PSC acts as agent for the purchasers, the broker-dealer and PFD in maintaining these plans.

Financial Reports and Tax Information
   Shareholders will receive financial reports at least semiannually. Annual reports will be audited by the Trust's independent public accountants. In January of each year, each Fund will mail to shareholders information about the tax status of dividends and distributions.

Distribution Options
   Dividends and capital gains distributions, if any, will automatically be invested in additional shares of each Fund in which you maintain an investment, at the applicable net asset value per share, unless you indicate another option on the Account Application.
   Two other options available are (a) dividends in cash and capital gains distributions in additional shares; and (b) all dividends and distributions in cash. These two options are not available, however, for an account with a net asset value of less than $500. Changes in the distribution option may be made by written request to PSC.


Directed Dividends
   You may elect (in writing) to have the dividends paid by one Pioneer mutual fund account invested in a second Pioneer mutual fund account. The value of this second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). Invested dividends may be in any amount. There are no fees or charges for this service.



Direct Deposit
   If you have elected to take distributions, whether dividends or dividends and capital gains, in cash, or have established a Systematic Withdrawal Plan ("SWP"), you may choose to have those cash payments deposited directly into your savings, checking, or NOW bank account. You may establish this service by completing the appropriate section on the Account Application when opening a new account or the Account Options Form for an existing account.



Exchange Privilege
   You may exchange your shares of any Fund in the Trust at net asset value, without a sales charge, for shares of other Pioneer mutual funds which do not offer different classes of shares or for the Class A shares of those Pioneer mutual funds that offer more than one class of shares. There are currently no sales charges or fees on exchanges.
   Exchanges must be at least $1,000. In order to allow purchase transactions to clear you can not exchange shares purchased by check within 15 days. A new Pioneer mutual fund account opened through an exchange must have a registration identical to that on the original account.
   PSC will process exchanges only after receiving an exchange request in proper form. The exchange privilege is available only in those states where the Pioneer mutual funds can be legally sold.
     Written Exchanges. If the exchange request is in writing, it must be signed by all record owner(s) exactly as the shares are registered. If your original account includes an Investomatic or SWP and you open a new account by exchange, you should specify whether the plans should continue in your new account or remain with your original account. Written exchanges may be sent by mail or fax.



     Telephone Exchanges. Your account is automatically authorized to have the telephone exchange privilege unless you indicated otherwise on your Account Application or by writing to PSC. Proper account identification will be required. Telephone exchanges may not exceed $500,000 per account per day, and all telephone exchange requests will be recorded. Each telephone exchange request, whether by voice or by FactFone(SM), will be recorded. You are strongly urged to consult with your financial representative prior to requesting a telephone exchange. See "Telephone Transactions and Related Liabilities."



   If an exchange request is received by PSC before 4:00 p.m. Eastern Time (or before the time that the New York Stock Exchange closes for regular trading on that day, if different), the exchange will be effective on that day if the requirements above have been met. If the exchange request is received after this time, the exchange will be effective on the following business day.
   You should consider the differences in objectives and policies of the Pioneer mutual funds, as described in each fund's current prospectus, before making any exchange. For federal and (generally) state income tax purposes, an exchange represents a sale of the shares exchanged and a purchase of shares in another fund. Therefore, an exchange could result in a gain or loss on the shares sold, depending on the tax basis of these shares and the timing of the transaction, and special tax rules may apply. For the protection of each Fund's performance and shareholders, the Funds and PFD reserve the right to refuse any exchange request or restrict, at any time without notice, the number and/or frequency of exchanges to prevent abuses of the exchange privilege. Such abuses may arise from frequent trading in response to short- term market fluctuations, a pattern of trading by an individual or group that appears to be an attempt to "time the market," or any other exchange request which, in the view of management, will have a detrimental effect on the Fund's portfolio management strategy or operations. In addition, the Funds and PFD reserve the right to charge a fee for exchanges or to modify, limit, suspend or discontinue the exchange privilege with notice to shareholders as required by law.



Telephone Transactions and Related Liabilities
   Your account is automatically authorized to have telephone transaction privileges unless you indicated otherwise on your Account Application or by writing to PSC. You may purchase, sell or exchange Fund shares by telephone. See "Net Asset Value and Pricing of Orders" for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern Time on weekdays. Computer- assisted transactions may be available to shareholders who have pre-recorded certain bank information (see "FactFone(SM)"). You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. To confirm that each transaction instruction received by telephone is genuine, the Fund will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non- U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third-party. If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent instructions. The Fund may implement other procedures from time to time. In all other cases, neither the Fund, PSC or PFD will be responsible for the authenticity of instructions received by telephone, therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.
   During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the Fund by telephone to institute a redemption or exchange. You should communicate with the Fund in writing if you are unable to reach the Fund by telephone.



FactFone(SM)
   FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer shareholders by dialing 1-800-225-4321. FactFone(SM) allows you to obtain current information on your Pioneer mutual fund accounts and to inquire about the price and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges and redemptions from your Pioneer mutual fund accounts if you have activated your PIN. Telephone purchases and redemptions require the establishment of a bank account of record. You are strongly urged to consult with your financial representative prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). See "How to Purchase Shares," "Exchange Privilege," "Redemptions and Repurchases" and "Telephone Transactions and Related Liabilities." Call PSC for assistance.
   Telecommunications Device for the Deaf (TDD). If you have a hearing disability and you own TDD keyboard equipment, you can call our TDD number toll-free at 1-800-225- 1997, weekdays from 8:30 a.m. to 5:30 p.m. Eastern Time, to contact our telephone representatives with questions about your account.



Systematic Withdrawal Plans
   If your account has a total value of at least $10,000, you may establish a SWP providing for fixed payments at regular intervals. Periodic checks of $50 or more will be sent to you monthly or quarterly, and your periodic redemptions of shares may be taxable transactions. You may also direct that withdrawal checks be paid to another person, although if you make this designation after you have opened your account, a signature guarantee must accompany your instructions.
   Purchases of shares of a Fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may therefore be disadvantageous.
   You may obtain additional information by calling PSC at 1-800-225-6292 or by referring to the Statement of Additional Information.



Reinstatement Privilege
   If you redeem all or part of your shares of any Fund in the Trust, you may reinvest all or part of the redemption proceeds, subject to minimum investment requirements, without a sales commission in shares of the Fund or of any other Pioneer mutual fund if you send a written request to PSC not more than 90 days after your shares were redeemed. Your redemption proceeds will be reinvested at the next determined net asset value of the shares of the Fund after receipt of the written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of the redemption, and special tax rules may apply if a reinvestment occurs. The 90-day reinvestment period may be extended by PFD for periods of up to one year for shareholders living in areas that have experienced a natural disaster, such as a flood, hurricane, tornado, or earthquake.
                                   ----------
   The options and services available to shareholders, including the terms of the Exchange Privilege and the Pioneer Investomatic Plan, may be revised, suspended, or terminated at any time by PFD or by the Trust. You may establish the services described in this section when you open your account. You may also establish or revise many of them on an existing account by completing an Account Options Form, which you may obtain by calling 1-800-225-6292.


IX. INVESTMENT RESULTS
   Each of the Funds may from time to time include yield information in advertisements or in information furnished generally to existing or proposed shareholders. Whenever yield information is provided, it includes a standardized yield calcu-lation computed by dividing a Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the Fund on the last day of such base period. (A Fund's net investment income per share is determined by dividing the Fund's net investment income during the base period by the average number of shares of the Fund entitled to receive dividends during the base period.) A Fund's 30-day yield is then "annualized" by a computation that assumes that the Fund's net investment income is earned and reinvested for a six-month period at the same rate as during the 30-day base period and that the resulting six-month income will be generated over an additional six months.

   Each of the Funds may also from time to time advertise its taxable equivalent yield. A Fund's taxable equivalent yield is determined by dividing that portion of the Fund's yield (calculated as described above) that is tax exempt by one minus the combined federal, state and, if applicable, city tax rate, adjusted to take into account the deductibility of state and, if applicable, city taxes on an investor's federal income tax return, and adding the result to that portion, if any, of the Fund's yield that is not tax exempt. For a table of sample taxable equivalent yields for each Fund, please see the Appendix.

   Each of the Funds may also include in advertisements and furnish to existing or prospective shareholders information concerning the average annual total return on an investment in the Fund for a designated period of time. Whenever this information is provided, it includes a standardized calculation of average annual total return computed by determining the average annual compounded rate of return that would cause a hypothetical investment (after deduction of the maximum sales charge) made on the first day of the designated period (assuming all dividends and distributions are reinvested) to equal the resulting net asset value of such hypothetical investment on the last day of the designated period. The periods illustrated would normally include one, five and ten years or such other periods as the Fund has been in existence. These standard calculations do not reflect the effect of federal or state taxes.
   The computation methods above are prescribed for advertising and other communications subject to SEC Rule 482. Communications not subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; distribution returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of a Fund's existence and may or may not include the impact of sales charges, taxes or other factors.
   Yield and average annual total return quotations of a Fund do not take into account any required payments for any federal or state income taxes.
   Each Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund. The temporary management fee reduction and expense limitation arrangement by PMC has the effect of increasing yield and total return. These factors and possible differences in the methods used in calculating investment results should be considered when comparing performance information regarding a Fund to information published for other investment companies and other investment vehicles. You should also consider yields and return quotations relative to changes in the value of a Fund's shares and the risks associated with a Fund's investment objectives and policies. Sinking fund call provisions and optional redemption features of portfolio securities may have the effect of reducing the stated average maturity of a Fund's portfolio, thereby reducing the Fund's yields. At any time in the future, yields and return quotations may be higher or lower than past yields or return quotations and there can be no assurance that any historical yield or return quotation will continue in the future.
   The Funds may also include comparative performance information in advertising or marketing their shares. Such performance information may include rankings or listings by magazines, newspapers, or independent statistical or ratings services, such as Lipper Analytical Services, Inc. or Ibbotson Associates.

   For more information about the calculation methods used to compute the Funds' investment results, see the Statement of Additional Information.

X. APPENDIX--Taxable Equivalent Yields



                   PIONEER CALIFORNIA DOUBLE TAX-FREE FUND
   The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal and California State income tax rates for 1995 (State brackets are subject to inflation adjustment). It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yield equivalent to those of tax exempt bonds yielding from 5% to 9%. See "Investment Results," in the Prospectus for a discussion of how a Fund's taxable equivalent yield is calculated.


                                             Combined          A Federal and California State
                                             Federal                 tax exempt yield of
                                               and          5%      6%      7%      8%        9%
   Single Return         Joint Return        CA State     ------  ------  ------  ------- --------
-------------------- -------------------       tax                   is equivalent to a
            (Taxable Income*)              bracket**/***           fully taxable yield of:
----------------------------------------  --------------  ----------------------------------------
       Up to $23,350       Up to $39,000      20.10%       6.26%   7.51%   8.76%   10.01%   11.26%
     $23,351-$56,550     $39,001-$94,250      34.70        7.66    9.19   10.72    12.25    13.78
    $56,551-$117,950          N/A             37.90        8.05    9.66   11.27    12.88    14.49
        N/A             $94,251-$143,600      37.42        7.99    9.59   11.19    12.78    14.38
   $117,951-$219,872   $143,601-$256,500      42.40        8.68   10.42   12.15    13.89    15.63
   $219,873-$256,500          N/A             43.04        8.78   10.53   12.29    14.04    15.80
        N/A            $256,501-$439,744      45.64        9.20   11.04   12.88    14.72    16.56
       Over $256,500       Over $439,744      46.24        9.30   11.16   13.02    14.88    16.74


  * Net amount subject to federal and California personal income tax after allowable deductions and exemptions.

 ** The combined tax rates for the tax brackets shown in the left hand columns are calculated using the highest California state rate applicable at the upper portion of these brackets and assume that taxpayers deduct California state income taxes paid on their federal income tax returns. An investor with taxable income within these brackets may have a lower combined tax rate than the combined rate shown and may, therefore, have a lower tax equivalent yield than those indicated above. Investors who do not itemize deductions on their federal income tax return may have a higher combined bracket and a higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

*** Effective January 1, 1996, the highest marginal California personal income tax rate is reduced from 11% to 9.3%. This change in rate remains subject to possible change by legislative action during 1996. Inflation adjusted income brackets for California applicable to 1996 are not yet available.



   Note: The Federal Income Tax portion of above-indicated combined income tax brackets assumes that a single filer is not a "head of household," a "married individual filing a separate return" or a "surviving spouse" and does not take into account the effect of a reduction in the deductibility of Itemized Deductions (including California State Income Taxes) for taxpayers with Adjusted Gross Income in excess of $114,700 (or, in the case of a separate return by a married individual, $57,350). The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050.
   Of course, no assurance can be given that Pioneer California Double Tax-Free Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations the interest from which is exempt from the regular federal income tax and California personal income taxes, other income received by the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for California personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject a recipient to or increase his or her liability for federal alternative minimum tax. Since the Fund does not presently intend to invest in any bonds that will be subject to the federal alternative minimum tax, the illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


                                   ----------
    The information set forth above is as of the date of this Prospectus. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates and tax equivalent yields set forth above.

                    PIONEER NEW YORK TRIPLE TAX-FREE FUND
The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and New York State and New York City income tax laws in effect for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yield equivalent to those of tax exempt bonds yielding from 5% to 9%. See "Investment Results," in the Prospectus for a discussion of how a Fund's taxable equivalent yield is calculated.


                                      Combined    A Federal, New York State and New York City
                                       Federal                tax exempt yield of
                                       and NY      5%       6%       7%        8%        9%
  Single Return      Joint Return    State/City   -------  ------- -------  -------- ---------
-----------------   ----------------     tax                   is equivalent to a
         (Taxable Income*)            bracket**             fully taxable yield of:
-----------------------------------   ----------  --------------------------------------------
    Up to $23,350     Up to $39,000     25.19%    6.68%     8.02%    9.36%   10.69%    12.03%
  $23,351-$56,550   $39,001-$94,250     36.64     7.89      9.47    11.05    12.63     14.20
 $56,551-$117,950  $94,251-$143,600     39.32     8.24      9.89    11.54    13.18     14.83
$117,951-$256,500 $143,601-$256,500     43.71     8.88     10.66    12.44    14.21     15.99
    Over $256,500     Over $256,500     46.88     9.41     11.29    13.18    15.06     16.94


----------
 * Net amount subject to federal and New York State and New York City personal income tax after allowable deductions and exemptions.
** The combined tax rates for the lowest federal income tax brackets shown in the left hand columns are calculated using the highest State rate and New York City rate applicable at the upper portion of these brackets and assume that taxpayers deduct New York State and City income taxes paid on their federal income tax returns. Therefore, an investor with taxable income below the highest dollar amount in the lowest bracket may have a lower combined tax rate than the combined rate shown for that bracket and may, therefore, have a lower tax equivalent yield than those indicated above. The applicable State and New York City rates are the maximum rate throughout all other brackets. Investors who do not itemize deductions on their federal income tax return may have a higher combined bracket and a higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.


   Note: Of course, no assurance can be given that Pioneer New York Triple Tax-Free Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations the interest from which is exempt from the regular federal income tax and New York State and New York City personal income taxes, other income received by the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for New York State and New York City personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject a recipient to or increase his liability for Federal alternative minimum tax.
   The above-indicated combined federal and New York State/City income brackets assumes that a single filer is not a "head of household," a "married individual filing a separate return" or a "surviving spouse" and do not take into account the effect of a reduction in the deductibility of Itemized Deductions (including New York State and City Income Taxes) for taxpayers with Adjusted Gross Income in excess of $114,700 (or, in the case of a separate return by a married individual, $57,350), nor do they reflect phaseout of personal exemptions for single and joint filers with Adjusted Gross income in excess of $114,700 and $172,050, respectively. Since the Fund does not presently intend to invest in any bonds that will be subject to the federal alternative minimum tax, the illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


                                   ----------
    The information set forth above is as of the date of this Prospectus. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates and tax equivalent yields set forth above.

                  PIONEER MASSACHUSETTS DOUBLE TAX-FREE FUND
   The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax rates and Massachusetts income tax rates applicable for 1996 It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yield equivalent to those of tax exempt bonds yielding from 5% to 9%. See "Investment Results," in the Prospectus for a discussion of how a Fund's taxable equivalent yield is calculated.


                                      Combined       A Federal and Massachusetts State
                                       Federal              tax exempt yield of
                                         and       5%      6%      7%       8%       9%
  Single Return      Joint Return     MA State    ------  ------  ------  ------- --------
-----------------   ----------------     tax                is equivalent to a
         (Taxable Income*)            bracket**           fully taxable yield of:
-----------------------------------   ----------  ----------------------------------------
    Up to $24,000     Up to $40,100     25.20%    6.68%    8.02%   9.36%  10.70%   12.03%
  $24,001-$58,150   $40,101-$96,900     36.64     7.89     9.47   11.05   12.63    14.20
 $58,151-$121,300  $96,901-$147,700     39.28     8.23     9.88   11.53   13.18    14.82
$121,301-$263,750 $147,701-$263,750     43.68     8.88    10.65   12.43   14.20    15.98
    Over $263,750     Over $263,750     46.85     9.41    11.29   13.17   15.05    16.93

----------
 * Net amount subject to federal and Massachusetts personal income tax after allowable deductions and exemptions.
** The combined tax rates include a Massachusetts tax rate of 12% applicable to taxable bond interest and dividends, and assume that Massachusetts taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return may have a higher combined bracket and a higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.


   Note: The Federal Income Tax portion of above-indicated combined income tax brackets assumes that a single filer is not a "head of household", a "married individual filing a separate return" or a "surviving spouse" and does not take into account the effect of a reduction in the deductibility of Itemized Deductions (including Massachusetts State Income Taxes) for taxpayers with Adjusted Gross Income in excess of $117,950 (or, in the case of a separate return by a married individual, $58,975). The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $117,950 or, in the case of married persons filing jointly, $176,950.
   Of course, no assurance can be given that Pioneer Massachusetts Double Tax-Free Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations the interest from which is exempt from the regular federal income tax and Massachusetts personal income taxes, other income received by the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Massachusetts personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to or increase his liability under the federal alternative minimum tax. Since the Fund does not presently intend to invest in any bonds that will be subject to the federal alternative minimum tax, the illustrations do not include the effect of any federal alternative minimum tax.


                                   ----------
    The information set forth above is as of the date of this Prospectus. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates and tax equivalent yields set forth above.

                      THE PIONEER FAMILY OF MUTUAL FUNDS
                      International Growth Funds

                      Pioneer International Growth Fund
                      Pioneer Europe Fund
                      Pioneer Emerging Markets Fund
                      Pioneer India Fund
                      Growth Funds

                      Pioneer Capital Growth Fund
                      Pioneer Mid-Cap Fund
                      Pioneer Growth Shares
                      Pioneer Small Company Fund
                      Pioneer Gold Shares
                      Growth and Income Funds

                      Pioneer Equity-Income Fund
                      Pioneer Fund
                      Pioneer II
                      Pioneer Real Estate Shares
                      Income Funds

                      Pioneer Short-Term Income Trust
                      Pioneer America Income Trust
                      Pioneer Bond Fund
                      Pioneer Income Fund
                      Tax-Free Income Funds

                      Pioneer Intermediate Tax-Free Fund*
                      Pioneer Tax-Free Income Fund*
                      Pioneer New York Triple Tax-Free Fund*
                      Pioneer Massachusetts Double Tax-Free Fund*
                      Pioneer California Double Tax-Free Fund*
                      Money Market Funds

                      Pioneer U.S. Government Money Fund
                      Pioneer Cash Reserves Fund

                      *Not suitable for retirement accounts

Pioneer California Double Tax-Free Fund
Pioneer New York Triple Tax-Free Fund
Pioneer Massachusetts Double Tax-Free Fund
60 State Street
Boston, Massachusetts 02109

OFFICERS
JOHN F. COGAN, JR., Chairman and President
DAVID D. TRIPPLE, Executive Vice President
KATHLEEN D. McCLASKEY, Vice President
WILLIAM H. KEOUGH, Treasurer
JOSEPH P. BARRI, Secretary

INVESTMENT ADVISER
PIONEERING MANAGEMENT CORPORATION

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

INDEPENDENT PUBLIC ACCOUNTANTS
ARTHUR ANDERSEN LLP

LEGAL COUNSEL
HALE AND DORR

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

SHAREHOLDER SERVICES AND TRANSFER AGENT
PIONEERING SERVICES CORPORATION
60 State Street
Boston, Massachusetts 02109
Telephone: (617) 742-7825

SERVICE INFORMATION
If you would like information on the following, please call...


Existing and new accounts, prospectuses,
 applications, service forms and
 telephone transactions  ...................................... 1-800-225-6292
FactFone(SM)
 Automated fund yields, automated
 prices and account information ............................... 1-800-225-4321
Retirement plans .............................................. 1-800-622-0176
Toll-free fax ................................................. 1-800-225-4240
Telecommunications Device for the Deaf (TDD) .................. 1-800-225-1997

0196-3003
(C)Pioneer Funds Distributor, Inc.

                     PIONEER CALIFORNIA DOUBLE TAX-FREE FUND
                      PIONEER NEW YORK TRIPLE TAX-FREE FUND
                   PIONEER MASSACHUSETTS DOUBLE TAX-FREE FUND
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION


                                January 26, 1996


         This Statement of Additional Information ("SAI") (Part B of the Registration Statement) is not a Prospectus, but should be read in conjunction with the Prospectus dated January 26, 1996 of Pioneer Tax-Free State Series Trust (the "Trust"). A copy of the Prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the Trust at 60 State Street, Boston, Massachusetts 02109. The Fund's financial statements for the fiscal year ended September 30, 1995 are included in this Statement of Additional Information.


                                TABLE OF CONTENTS

                                                                           Page


1.       Investment Objectives, Policies and Restrictions...............    B-2
2.       Management of the Trust........................................    B-7
3.       Investment Adviser.............................................   B-12
4.       Underwriting Agreement and Distribution Plan...................   B-13
5.       Shareholder Servicing/Transfer Agent...........................   B-15
6.       Custodian......................................................   B-16
7.       Principal Underwriter..........................................   B-16
8.       Independent Public Accountant..................................   B-16
9.       Portfolio Transactions.........................................   B-16
10.      Tax Status.....................................................   B-17
11.      Description of Shares..........................................   B-24
12.      Certain Liabilities............................................   B-24
13.      Systematic Withdrawal Plan.....................................   B-25
14.      Letter of Intention............................................   B-26
15.      Determination of Net Asset Value...............................   B-26
16.      Investment Results.............................................   B-27
17.      Financial Statements...........................................   B-32


         Appendix A.....................................................     1A
         Appendix B.....................................................     1B
         Appendix C.....................................................     1C
         Appendix D.....................................................     1D
                              --------------------

 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN
                             EFFECTIVE PROSPECTUS.

1.       INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         Investment Objectives and Policies


         The Prospectus of the Trust dated January 26, 1996 (the "Prospectus") identifies the investment objectives of each series of the Trust, Pioneer California Double Tax-Free Fund, Pioneer New York Triple Tax-Free Fund and Pioneer Massachusetts Double Tax-Free Fund (individually, "Fund" and collectively, the "Funds"), and the principal investment policies of the Funds. Other investment policies and a further description of certain of the policies described in the Prospectus are set forth below. The following policies and limitations supplement those discussed in the Prospectus. Appendices A and C contain a further description of the municipal securities and other investments, respectively, which comprise the Funds' portfolios. Appendix B sets forth ratings of municipal bonds by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's").


         When-Issued Securities

         As described in the Prospectus under the heading "Three Investment Programs," the Funds may purchase new issues of tax-exempt securities on a "when-issued" basis. In order to invest the Funds' assets immediately, while awaiting delivery of securities purchased on a "when-issued" basis, short-term obligations that offer same day settlement and earnings will normally be purchased. Although short-term investments will normally be in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. When a commitment to purchase a security on a "when-issued" basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Because that policy currently recommends that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, cash or high-quality debt securities sufficient to cover any commitments are always expected to be available. Nonetheless, such purchases may involve more risk than other types of purchases, as described in the Prospectus.

         Floating or Variable Rate Obligations

         Each Fund may purchase floating or variable rate obligations. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Floating or variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. A Fund would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

         Redemption, Demand and Put Features

         Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Interest income generated by certain bonds having "put" or "demand" features may not qualify as tax-exempt interest if a Fund is not treated as the tax owner of the bond. The Funds intend to take the position that they own for tax purposes any obligation with put or demand features and accordingly may be limited in the types of put or demand features they may obtain. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since a Fund may retain the bond if interest rates decline. By acquiring these kinds of obligations a Fund obtains the contractual right to require the issuer of the security or some other person to purchase the security at an agreed upon price.

         Concentration

         Each Fund may invest 25% or more of its total assets in municipal obligations of the same type, including without limitation the following: general obligations of its respective state and its political subdivisions; lease rental obligations or certificates of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utilities, steel companies, life care facilities or other purposes. There could be economic, business or political developments which might affect all California, New York or Massachusetts obligations of a similar type.

         Each Fund's investment objective and the investment policies described above and the policies with respect to portfolio management described below may be changed without shareholder approval.

         Portfolio Management

         The Funds intend to manage their portfolios fully by buying and selling securities, as well as holding securities to maturity. In managing their portfolios each Fund seeks to take advantage of market developments and yield disparities, which may include use of the following strategies:

                  (1) shortening the average maturity of its portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

                  (2) lengthening the average maturity of its portfolio in anticipation of a decline in interest rates so as to maximize tax-exempt yield;

                  (3) selling one type of debt security (e.g., revenue bonds) and buying another (e.g., general obligation bonds) when disparities arise in the relative values of each; and

                  (4) changing from one debt security to an essentially similar debt security when their respective yields appear distorted due to market factors.

         Each Fund engages in portfolio trading if it believes a transaction net of costs (including custodian charges) will help in achieving its investment objective.

         Investment Restrictions

         Each Fund has adopted certain additional investment restrictions which may not be changed without the affirmative vote of the holders of a majority of such Fund's outstanding voting securities. Under these restrictions, a Fund may not:

         (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with a Fund's investment policy, and the pledge, mortgage or hypothecation of a Fund's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of a Fund's total assets (including the amount borrowed) taken at market value. No Fund will use leverage to attempt to increase income. A Fund will not purchase securities while outstanding borrowings exceed 5% of a Fund's total assets.

         (3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of a Fund's total assets taken at market value.

         (4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (5) Purchase or sell real estate, or any interest therein, including real estate mortgage loans, except that a Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies (other than real estate limited partnerships) that invest in real estate or interests therein.

         (6) Make loans, except that a Fund may lend portfolio securities in accordance with the Fund's investment policies. The Funds do not, for this purpose, consider the purchase of repurchase agreements, bank certificates of deposit, a portion of an issue of publicly distributed bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         (7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with a Fund's investment policies.

         No Fund has any intention of investing its assets in the current fiscal year in interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, or securities index put or call warrants.

         In addition, as a matter of nonfundamental investment policy and in connection with the offering of its shares in various states, each Fund has agreed not to:

         (a) Participate on a joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a securities trading account.

         (b) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, a Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         (c) Purchase a security if, as a result, (i) more than 10% of a Fund's assets would be invested in securities of closed-end investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such closed-end investment company being held by a Fund, or (iii) more than 5% of a Fund's assets would be invested in any one such closed-end investment company. No Fund will invest in the securities of any open-end investment company.

         (d) Purchase securities of any issuer which, together with any predecessor, has a record of less than three years' continuous operations prior to the purchase if such purchase would cause investments of a Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

         (e) Invest for the purpose of exercising control over or management of any company.

         (f) Purchase warrants of any issuer, if, as a result of such purchases, more than 2% of the value of a Fund's total assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by a Fund in units with or attached to debt securities shall be deemed to be without value.

         (g) Knowingly purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or directors or officers of the Adviser or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

         (h) Purchase interests in oil, gas or other mineral exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals.

         (i) Purchase any security, including any repurchase agreement maturing in more than seven days, which is illiquid, if more than 15% of the net assets of a Fund, taken at market value, would be invested in such securities. These restrictions may not be changed without the approval of the regulatory agencies in such states.

         For the purposes of the Fund's investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of, and interest on, the security.

         Percentage Restrictions

         If a percentage restriction on investment or utilization of assets set forth above (other than with respect to borrowing) is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of a Fund's portfolio securities will not be considered a violation of a policy.


2.       MANAGEMENT OF THE TRUST

         The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").


JOHN F. COGAN,  JR.*,  Chairman of the Board,  President and Trustee,  DOB: June
1926



         President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneering Management Corporation ("PMC") and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC") and Forest-Starma (a Russian corporation); President and Director of Pioneer Plans Corporation ("PPC"), Pioneer Investment Corp. ("PIC"), Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie
Goldfields  Limited;   Chairman  of  the  Supervisory  Board  of  Pioneer  Fonds
Marketing, GmbH ("Pioneer GmbH"); Member of the Supervisory Board of Pioneer First Polish Trust Fund Joint Stock Company ("PFPT"); Chairman, President and Trustee of all of the Pioneer mutual funds and Partner, Hale and Dorr (counsel to the Fund).

RICHARD H. EGDAHL, M.D., Trustee, DOB:  December 1926
Boston University Health Policy Institute, 53 Bay State Rd., Boston, MA 02115



         Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; Director, Boston University Health Policy Institute and Boston University Medical Center; Executive Vice President and Vice Chairman of the Board, University Hospital; Academic Vice President for Health Affairs, Boston University; Director, Essex Investment Management Company, Inc. (investment adviser), Health Payment Review, Inc. (health care containment software firm), Mediplex Group, Inc. (nursing care facilities firm), Peer Review Analysis, Inc. (health care facilities firm) and Springer-Verlag New York, Inc. (publisher); Honorary Trustee, Franciscan Children's Hospital and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, Trustee, DOB:  May 1947
The Keep, P.O. Box 110, Little Deer Isle, ME 04650

         Founding Director, Winthrop Group, Inc. (consulting firm) since 1982; Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; Professor of Operations Management and Management of Technology, Boston University School of Management ("BUSM"), from 1989 to 1993 and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, Trustee, DOB:  July 1917
6363 Waterway Drive, Falls Church, VA 22044

         Professor Emeritus and Adjunct Scholar, George Washington University; Economic Consultant and Director, American Productivity and Quality Center; American Enterprise Institute and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, Trustee, DOB:  May 1948
One Boston Place, Suite 2635, Boston, MA 02108

         President, Newbury, Piret & Company, Inc. (merchant banking firm) and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, Trustee and Executive Vice President, DOB:  February 1994

         Executive Vice President and a Director of PGI; President, Chief Investment Officer and a Director of PMC; Director of PFD, PCC, PIC, PIntl, First Russia, Omega and Pioneer SBIC Corporation, Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, Trustee, DOB:  September 1928
125 Broad Street, New York, NY 10004

         Partner, Sullivan & Cromwell (law firm); Trustee, The Winthrop Focus Funds (mutual funds) and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, Trustee, DOB:  June 1936
One North Adgers Wharf, Charleston, SC 29401

         President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp.; Trustee of Alliance Capital Reserves, Alliance Government Reserves and Alliance Tax Exempt Reserves and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

KATHLEEN D. MCCLASKEY, Vice President, DOB:  January 1952

         Vice President of PMC and Pioneer Intermediate Tax-Free Fund.

WILLIAM H. KEOGH, Treasurer, DOB:  April 1937

         Senior Vice President, Chief Financial Officer and Treasurer of PGI; Treasurer of PFD, PMC, PSC, PCC, PIC, PIntl, PMT, PGL, First Russia, Omega and Pioneer SBIC Corporation; Treasurer and Director of PPC and Treasurer of all of the Pioneer mutual funds.

JOSEPH P. BARRI, Secretary, DOB:  August 1946

         Secretary of PGI, PMC, PPC, PIC, PIntl, PMT, First Russia, Omega and PCC; Clerk of PFD and PSC; Partner, Hale and Dorr (counsel to the Fund) and Secretary of all of the Pioneer mutual funds.

ERIC W. RECKARD, Assistant Treasurer, DOB:  June 1956

         Manager of Fund Accounting of PMC since May 1994, Manager of Auditing, Compliance and Business Analysis for PGI prior to May 1994 and Assistant Treasurer of all of the Pioneer mutual funds.

ROBERT P. NAULT, Assistant Secretary, DOB:  March 1964

         General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of PMC, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and formerly of Hale and Dorr (counsel to the Fund) where he most recently served as junior partner.

         Each of the above, with the exception of Kathleen D. McClaskey, is also an officer and/or Trustee or Director of the Pioneer mutual funds listed below. The Trust's Declaration of Trust provides that the holders of two-thirds of its outstanding shares may vote to remove a Trustee of the Trust at any meeting of shareholders. See "Description of Shares" below. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

         As of the date of this SAI, all of the outstanding capital stock of PFD, PMC and PSC is owned directly or indirectly by PGI, a publicly-owned Delaware corporation. PMC, the Fund's investment adviser, serves as the investment adviser for the Pioneer mutual funds listed below and manages the investments of certain institutional accounts.

         The table below lists all the Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.


                                                    Investment       Principal
Fund Name                                            Adviser        Underwriter

Pioneer International Growth Fund                      PMC              PFD

Pioneer Europe Fund                                    PMC              PFD

Pioneer Emerging Markets Fund                          PMC              PFD
Pioneer India Fund                                     PMC              PFD

Pioneer Capital Growth Fund                            PMC              PFD
Pioneer Mid-Cap Fund                                   PMC              PFD
Pioneer Growth Shares                                  PMC              PFD
Pioneer Small Company Fund                             PMC              PFD
Pioneer Gold Shares                                    PMC              PFD
Pioneer Equity-Income Fund                             PMC              PFD
Pioneer Fund                                           PMC              PFD
Pioneer II                                             PMC              PFD
Pioneer Real Estate Shares                             PMC              PFD
Pioneer Short-Term Income Trust                        PMC              PFD
Pioneer America Income Trust                           PMC              PFD
Pioneer Bond Fund                                      PMC              PFD

Pioneer Income Fund                                    PMC              PFD
Pioneer Intermediate Tax-Free Fund                     PMC              PFD

Pioneer Tax-Free Income Fund                           PMC              PFD

Pioneer New York Triple Tax-Free Fund                  PMC              PFD

Pioneer Massachusetts Double Tax-Free Fund             PMC              PFD
Pioneer California Double Tax-Free Fund                PMC              PFD
Pioneer U.S. Government Money Fund                     PMC              PFD
Pioneer Cash Reserves Fund                             PMC              PFD

Pioneer Interest Shares, Inc.                          PMC             Note 1

Pioneer Variable Contracts Trust                       PMC             Note 2

Note 1   This fund is a closed-end fund.

Note 2 This is a series of eight separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.

To the knowledge of the Trust, no officer or Trustee of the Trust owned 5% or more of the issued and outstanding shares of PGI on December 31, 1995, except Mr. Cogan who then owned approximately 15% of such shares. At December 31, 1995, the Trustees and officers of the Funds owned, in the aggregate, less than 1% of the outstanding shares of each of the Funds. At December 31, 1995, the following persons owned 5% or more of the outstanding shares of the Funds: (i) Pioneer California Double Tax-Free Fund, PIC, 60 State Street, Boston, MA 02109-1803--7.93%; Wallace Linville Trust, 28766 Glen Oaks Drive, Sun City, California 92586-2843--16.76%; and Merrill Lynch Pierce Fenner & Smith Inc., 4800 Deer Lake Drive East 3rd F1, Jacksonville, Florida 32246-6484--5.71%; (ii) New York Triple Tax-Free Fund, PFD, 60 State Street, Boston, MA 02109-1803--34.05%; and (iii) Massachusetts Double Tax-Free Fund, PFD, 60 State Street, Boston, MA 02109-1803--47.92% and Arthur David Rev Trust, 14 First Street, Salisbury, MA 01952-2515--9.88%. PFD and PIC are organized under the laws of Massachusetts and are deemed to be controlling persons of any Fund of which they own more than 25% of the shares outstanding. As such, the exercise by PFD or PIC of their voting rights may diminish the voting power of other shareholders.

         Compensation of Officers and Trustees. The Trust pays no salaries or compensation to any of its officers. Commencing on October 1, 1996, each series of the Trust will pay an annual trustees' fee to each Trustee who is not affiliated with PMC, PFD or PSC consisting of two components: (a) a base fee of $500 and (b) a variable fee, calculated on the basis of the average net assets of each series, estimated to be approximately $5 for 1996. In addition, each series of the Trust will pay a per meeting fee of $120 to each Trustee who is not affiliated with PMC, PFD or PSC. The Trust also will pay an annual committee participation fee to Trustees who serve as members of committees established to act on behalf of one or more of the Pioneer mutual funds. Committee fees will be allocated to the Trust on the basis of the Trust's average net assets. Each Trustee who is a member of the Audit Committee for the Pioneer mutual funds will receive an annual fee equal to 10% of the aggregate annual trustees' fee, except the Committee Chair who will receive an annual trustees' fee equal to 20% of the aggregate annual trustees' fee. The Audit Committee fees for each member and the Committee Chair for 1996 are expected to be approximately $6,000 and $12,000, respectively. Members of the Pricing Committee for the Pioneer mutual funds, as well as any other committee which renders material functional services to the Board of Trustees for the Pioneer mutual funds, will receive an annual fee equal to 5% of the annual trustees' fee, except the Committee Chair who will receive an annual trustees' fee equal to 10% of the annual trustees' fee. The Pricing Committee fees for each member and the Committee Chair for 1996 are expected to be approximately $3,000 and $6,000, respectively. Any such fees paid to affiliates or interested persons of PMC, PFD or PSC are reimbursed to the Trust under its Management Contract.

         For the fiscal year ended September 30, 1995, the Trust paid an annual trustees' fee of $500 to each Trustee who was not affiliated with PMC, PFD or PSC as well as an annual fee of $200 to each of the Trustees who was a member of the Trust's Audit Committee, except for the Chairman of such Committee, who received an annual fee of $250. The Trust also paid an annual trustees' fee of $500 plus expenses to each Trustee affiliated with PMC, PFD or PSC. Any such fees and expenses paid to affiliates or interested persons of PMC, PFD or PSC were reimbursed to the Trust under its Management Contract.


         The following table sets forth certain information with respect to the compensation of each Trustee of the Trust:


                                               Pension or
                                               Retirement            Total
                                                Benefits          Compensation
                             Aggregate         Accrued as     from the Trust and
                           Compensation        Part of the     all other Pioneer
Name of Trustee           from the Trust*   Trust's Expenses    Mutual Funds**



John F. Cogan, Jr.            $500.00               $0            $11,000.00
Richard H. Egdahl, M.D.       $622.00               $0            $63,315.00
Margaret B.W. Graham          $622.00               $0            $62,398.00
John W. Kendrick              $622.00               $0            $62,398.00
Marguerite A. Piret           $869.50               $0            $76,704.00
David D. Tripple              $500.00               $0            $11,000.00
Stephen K. West               $814.00               $0            $68,180.00
John Winthrop                 $822.00               $0            $71,199.00
                              -------


Total                       $5,371.50               $0           $426,194.00
                            =========               ==           ===========

*    As of Trust's fiscal year end.

** As of December 31, 1995 (calendar year end for all Pioneer Funds). As of such date there were 33 separate series in the Pioneer Family of Funds.


         Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider the election of Trustees or the appointment of independent accountants each year. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees must promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. The Board of Trustees, however, will call a special meeting for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

3.       INVESTMENT ADVISER

         The Trust has contracted with PMC, 60 State Street, Boston, Massachusetts, to act as its investment adviser. The term of the Management Contract is one year, but it is renewable annually after such date by the vote of a majority of the Board of Trustees of the Trust (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by either party by vote of its Board of Directors or Trustees or a majority of its outstanding voting securities and the giving of sixty days' written notice.


         As compensation for its management services and expenses incurred, PMC is entitled to a management fee at the rate of 0.60% per annum of the Funds' average daily net assets. The fee is normally computed daily and paid monthly. PMC has voluntarily agreed not to impose any of its management fee and to make other arrangements, if necessary, to limit certain other expenses of the Trust to the extent required to limit each Fund's total expenses to the levels set forth in the Funds' prospectus under "Expense Information". This agreement is voluntary and temporary and may be revised or terminated at any time.


         PMC has also agreed that if in any fiscal year the aggregate expenses of the Funds exceed the expense limitation established by any state having jurisdiction over the Funds, PMC will reduce its management fee to the extent required by state law. The most restrictive state expense limit currently applicable to the Funds provides that a Fund's expenses in any fiscal year may not exceed 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million of such assets and 1.5% of such assets in excess of $100 million.


         During the fiscal years ended September 30, 1995, September 30, 1994, and the fiscal period from February 19, 1993 (date of inception) to September 30, 1993, PMC did not receive any compensation from the Funds because of PMC's voluntary agreement to limit each Fund's expenses. Absent such an agreement, PMC would have received for the periods noted management fees as follows: California Double Tax-Free Fund, $40,877, $33,251 and $10,800; Massachusetts Double Tax-Free Fund, $24,024, $21,874 and $8,685; and New York Triple Tax-Free Fund, $28,039, $22,193 and $8,364.

4.       UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

         The Trust is a party to an Underwriting Agreement with PFD. See "Principal Underwriter" below. The Trustees who are not, and were not at the time they voted, interested persons of the Trust, as defined in the 1940 Act, approved the Underwriting Agreement. The Underwriting Agreement will continue from year to year if annually approved by the Trustees in conjunction with the continuance of the Rule 12b-1 distribution plan (the "Distribution Plan"). The Underwriting Agreement provides that PFD will bear expenses for the distribution of the Funds' shares, except for the expenses incurred by PFD for which it is reimbursed by the Funds under the Distribution Plan.


         PFD bears all expenses it incurs in providing services under the Underwriting Agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution related services performed for the Funds. PFD also pays certain expenses in connection with the distribution of the Funds' shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. Each Fund bears the cost of registering its shares under federal and state securities law. The Trust and PFD have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Underwriting Agreement, PFD will use its best efforts in rendering services to the Trust. During the fiscal year ending September 30, 1995, net underwriting commissions retained by PFD and commissions reallowed to dealers were approximately:


                                                  Retained            Reallowed


Pioneer California Double Tax-Free Fund           $5,877               $28,955
Pioneer New York Triple Tax-Free Fund             $2,926               $15,727
Pioneer Massachusetts Double Tax-Free Fund        $2,289               $11,639


         The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 promulgated by the Securities and Exchange Commission under the 1940 Act pursuant to which a Fund may reimburse PFD for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. Certain categories of such expenditures have been approved by the Board of Trustees and are set forth in the Prospectus under the caption "Distribution Plan." The expenses of each Fund pursuant to the Distribution Plan are accrued on a fiscal year basis and may not exceed the annual rate of .25 of 1% of a Fund's average annual net assets. The Distribution Plan does not provide for the carryover of reimbursable expenses beyond twelve months from the time they are incurred. In accordance with the terms of the Distribution Plan, the manager of the Trust provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Distribution Plan and the purpose for which such expenditures were made. PFD has agreed to act as the servicing agent of the Trust with respect to the Distribution Plan.

         No interested person of the Trust, nor any Trustee of the Trust who is not an interested person of the Trust, has any direct or indirect financial interest in the operation of the Distribution Plan except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Distribution Plan by each of the Funds and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.


         The Distribution Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the Trust, as defined in the 1940 Act (none of whom had or have any direct or indirect financial interest in the operation of the Distribution Plan), cast in person at a meeting called for the purpose of voting on the Distribution Plan and approved by the Trust's sole initial shareholder. In approving the Distribution Plan, the Trustees identified and considered a number of potential benefits which the Distribution Plan may provide. The Board of Trustees believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and their current and future shareholders. Under its terms, the Distribution Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Distribution Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby, and any amendments to the Distribution Plan must also be approved by the Trustees in the manner described above. The Distribution Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and that have no direct or indirect financial interest in the operations of the Distribution Plan, or by a vote of a majority of the outstanding voting securities of the Trust (as defined in the 1940 Act). The Distribution Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act). In the Trustees' quarterly review of the Distribution Plan, they will consider its continued appropriateness and the level of compensation it provides. During the period from October 1, 1994 to September 30, 1995, the Funds paid distribution fees to PFD as follows:
California Double Tax-Free Fund, $10,141; New York Triple Tax-Free Fund, $1,234; and Massachusetts Double Tax-Free Fund, $1,082. Distribution fees were paid in reimbursement of expenses related to servicing of shareholder accounts and to compensating dealers and sales personnel.

5.       SHAREHOLDER SERVICING/TRANSFER AGENT

         The Trust has contracted with PSC, 60 State Street, Boston, Massachusetts, to act as shareholder servicing agent and transfer agent for the Trust. This contract terminates if assigned and may be terminated without penalty by either party by vote of the Board of Directors or Trustees or a majority of its outstanding voting securities and the giving of ninety days' written notice.

         Under the terms of its contract with the Trust, PSC services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the Funds; (ii) distributing dividends and capital gains associated with the Funds portfolio accounts; and (iii) maintaining account records and responding to shareholder inquiries.


         PSC receives an annual fee of $30.00 per shareholder account from the Trust as compensation for the services described above. This fee is set at an amount determined by vote of a majority of the Trustees of the Trust (including a majority of the Trustees who are not parties to the contract with PSC or interested persons of any such parties) to be comparable to fees for such services being paid by other investment companies.


6.       CUSTODIAN

         Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, (the "Custodian") is the custodian of the Trust's assets. The Custodian's responsibilities include safekeeping and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. The Custodian does not determine the investment policies of the Funds or decide which securities the Funds will buy or sell. The Funds may, however, invest in securities, including repurchase agreements, issued by the Custodian and may deal with the Custodian as principal in securities transactions. Portfolio securities may be deposited into the federal Reserve-Treasury Department Book Entry System or the Depository Trust Company.

7.       PRINCIPAL UNDERWRITER

         PFD, 60 State Street, Boston, Massachusetts, serves as the principal underwriter for the Trust in connection with the continuous offering of its shares.

8.       INDEPENDENT PUBLIC ACCOUNTANT

         Arthur Andersen LLP, One International Place, Boston, Massachusetts 02110 is the Trust's independent public accountant, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

9.       PORTFOLIO TRANSACTIONS

         Decisions relating to the purchase and sale of securities for the Funds, the allocation of portfolio transactions and, where applicable, the negotiation of commission rates are made by officers of PMC.

         The primary consideration in placing portfolio security transactions is execution at the most favorable prices. PMC has complete freedom as to the markets in and broker-dealers through which it seeks this result. Municipal Obligations and other debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. PMC attempts to negotiate with underwriters to decrease the commission or concession for the benefit of the Funds. PMC normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere.

         Subject to the requirement of seeking execution at the best available price, securities may, as authorized by PMC's management agreement, be bought from or sold to dealers who furnish research services to the Funds and/or other investment companies managed by PMC, or who sell shares of the Funds. Brokerage and research services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; and furnishing analyses, manuals and reports concerning issuers, securities, economic factors and trends, portfolio strategy, performance of accounts, comparative fund statistics and credit rating service information. PMC maintains a listing of dealers who provide such services on a regular basis. Management believes that no exact dollar value can be calculated for such services.

         The   Trustees   periodically   review   PMC's   performance   of   its
responsibilities in connection with the placement of portfolio transactions on behalf of the Funds.

10.      TAX STATUS


         Each Fund is treated as a separate entity for tax and accounting purposes. It is each Fund's policy to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. These requirements relate to the sources of its income, diversification of its assets and distribution of its income to shareholders. If a Fund meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it receives, the Fund will be relieved of the necessity of paying federal income tax. The Funds are not liable for Massachusetts corporate excise or franchise taxes and, provided that a Fund qualifies as a regulated investment company for federal income tax purposes, the Fund will also not be required to pay any Massachusetts income tax.

         In accordance with its investment objectives, each Fund invests its assets in a manner which will provide as large a portion of tax-exempt income as is consistent with the protection of shareholders' capital. Since the protection of capital is an important aspect of each Fund's investment objectives, each Fund may from time to time invest a portion of its portfolio in short-term obligations and may acquire obligations or engage in transactions generating income which is not tax-exempt, e.g., purchase securities at a market discount, purchase non-municipal securities, purchase certain stripped tax-exempt obligations or their coupons, sell or lend portfolio securities, enter into repurchase agreements, or dispose of rights to when-issued securities prior to issuance.


         The Code permits tax-exempt interest received by a Fund to flow through as tax-exempt "exempt-interest dividends" to the Fund's shareholders, provided that such Fund qualifies as a regulated investment company and at least 50% of the value of the Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations i.e., obligations described in Section 103(a) of the Code. That part of a Fund's net investment income which is attributable to interest from tax-exempt obligations and which is distributed to shareholders will be designated by the Fund as an "exempt-interest dividend" under the Code and will be excluded from the shareholders' gross income for regular federal income tax purposes. The percentage of income designated as tax-exempt is applied uniformly to all distributions made during each fiscal year and may differ from the actual tax-exempt percentage for any particular month. That portion of net investment income distributions not designated as tax-exempt and any distributions of the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income, and any distributions of the excess of net long-term capital gain over net short-term capital loss (after taking into account any capital loss carryovers) are taxable to shareholders as long-term capital gains regardless of the shareholder's holding period for the shares. Dividends declared by the Funds in October, November or December as of a record date in such a month and paid the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which they are declared.

         Because none of the Funds' income will arise from dividends, no part of
the  distributions  to  their  corporate   shareholders  will  qualify  for  the
dividends-received deduction for corporations.

         Redemptions, including exchanges, are taxable transactions. If the shares redeemed (or surrendered in an exchange) have been held for less than 91 days, the sales charge paid on the acquisition of such shares is not included in their federal tax basis for the purposes of determining gain or loss if a reinvestment in the Fund or exchange into a different Fund occurs, in either case to the extent a sales charge that would otherwise apply to acquisition of the newly-acquired shares is reduced or eliminated pursuant to the reinvestment or exchange privilege. Instead, the portion of the sales charge so disregarded is carried over and included in the federal tax basis of the newly-acquired shares. In addition, if a redemption results in a loss and an investment is made in the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the redemption (including by the reinvestment of distributions), the loss may be disallowed for federal income tax purposes under the "wash sale" rules. In such a case, the disallowed amount would be included in the federal tax basis of the newly-acquired shares.

         Any loss on the sale or exchange of shares on which an exempt-interest dividend was paid that have a tax holding period, at the time of sale, of six months or less, is disallowed to the extent of the amount of such dividend. Any loss realized and not disallowed on the sale or exchange of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains with respect to such shares.

         Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent it is deemed to relate to exempt-interest dividends received from that Fund.

         At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on such shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions in reality represent a return of a portion of the investment.

         For Federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and are not expected to be distributed as such to shareholders. As of September 30, 1995, the Funds had the following net loss carryforwards: Pioneer California Double

Tax-Free Fund, $109,121, which will expire between 2002 and 2003; Pioneer New York Triple Tax-Free Fund, $61,226, which will expire between 2002 and 2003; and Pioneer Massachusetts Double Tax-Free Fund, $55,763, which will expire between 2002 and 2003.

         Federal law requires that the Funds withhold (as "backup withholding") 31% of reportable payments, including taxable income dividends, capital gain dividends and the proceeds of redemptions, repurchases or exchanges, to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Applications, or on separate W-9 Forms, that the Social Security or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income. Backup withholding may be inapplicable for any year in which a Fund reasonably estimates that at least 95% of its dividends paid with respect to such year are exempt-interest dividends.


         The  description   above  relates  only  to  U.S.  federal  income  tax
consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents, or U.S. corporations, partnerships, trusts or estates and who are subject to U.S. federal income tax. The description does not address special tax rules applicable to certain classes of investors, such as insurance companies and financial institutions.


         Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% U.S. nonresident alien withholding tax (or U.S. nonresident alien withholding tax at a lower treaty rate) on any amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund.


         The exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the tax laws of any state or local taxing authority, which vary with respect to the taxation of such dividend income. Some states will exempt from tax that portion of the exempt-interest dividend which represents interest received by a Fund on that state's securities, as described below with respect to California, New York and Massachusetts.

         California State and Local Tax Matters. The following discussion assumes that Pioneer California Double Tax-Free Fund will be qualified as a regulated investment company under subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends.

         In the opinion of Orrick, Herrington & Sutcliffe, special California tax counsel for Pioneer California Double Tax-Free Fund, provided that the Fund meets the 50% test described in the prospectus, shareholders of the Fund that are individuals, estates or trusts and are subject to California personal income taxation will not be required to include in their California gross income that portion of their dividends which the Fund clearly and properly identifies as directly attributable to interest earned on obligations, the interest on which is exempt from California personal income tax.

         Distributions to individual shareholders derived from interest on state or municipal obligations issued by governmental authorities in states other than California, short-term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. The Fund's long-term capital gains for federal income tax purposes will be taxed as long-term capital gains to shareholders of the Fund that are individuals, estates or trusts for purposes of California personal income taxation. Gain or loss, if any, resulting from an exchange or redemption of shares will be recognized in the year of the exchange or redemption. Present California law taxes both long-term and short-term capital gains at the rates applicable to ordinary income. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California personal income tax purposes. California has an alternative minimum tax similar to the federal alternative minimum tax described above. However, the California alternative minimum tax does not include interest from private activity bonds as an item of tax preference.

         Generally, corporate shareholders of the Fund subject to the California franchise tax will be required to include any gain on an exchange or redemption of shares and all distributions of exempt interest, capital gains and other taxable income, if any, as income subject to such tax.

         The Fund will not be  subject  to  California  franchise  or  corporate
income  tax  on  interest  income  or  net  capital  gain   distributed  to  the
shareholders.

         Shares of the Fund will be exempt from local property taxes in California.

         The foregoing is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as it directly governs the taxation of shareholders of the Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning California tax matters.

         New York State and Local Tax Matters. The following discussion assumes that Pioneer New York Triple Tax-Free Fund will be qualified as a regulated investment company under subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends.


         In the opinion of Orrick, Herrington & Sutcliffe, special New York tax counsel for Pioneer New York Triple Tax-Free Fund, shareholders of the Fund that are individuals, estates or trusts taxable under subchapter J of the Code and that are subject to New York State or New York City taxation will not be subject to New York State or City personal income taxes (including the minimum taxes contained therein) on distributions received from the Fund to the extent such distributions are exempt-interest dividends attributable to interest on tax-exempt obligations of the State of New York or a political subdivision thereof or derived from interest on obligations of possessions of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands). Such shareholders will be able to treat dividends from the Fund which are "capital gain dividends" as long-term capital gains for purposes of New York State or City personal income taxes. Gain or loss, if any, resulting from a sale, exchange or redemption of shares will be recognized in the year of the sale, exchange or redemption. New York State and City personal income taxes are currently imposed on both long-term and short-term capital gains at the same rates that apply to ordinary income. Dividends which are not treated as exempt-interest dividends or as capital gain dividends for purposes of the New York State or City personal income taxes will be taxable to such shareholders as ordinary income and will be includable in the income of such shareholders subject to New York State or City minimum taxes.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for New York State or City personal income tax purposes.


         Shareholders of the Fund that are subject to the New York State corporation franchise tax or the New York City general corporation tax will be required to include exempt-interest dividends paid by the Fund in their "entire net income" for purposes of such taxes and will be required to include their shares of the Fund in their investment capital for purposes of such taxes.

         Interest income or net capital gain of the Fund which is distributed to the shareholders will generally not be taxable to the Fund for purposes of the New York State corporation franchise tax or the New York City general corporation tax.

         The foregoing is a general, abbreviated summary of certain of the provisions of the New York State Tax Law and the tax laws of New York City presently in effect as they directly govern the taxation of shareholders of the Fund. These provisions are subject to change by legislative or administrative
action,   and  any
such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning New York State and New York City tax matters.

         Massachusetts State and Local Tax Matters. The following discussion assumes that Pioneer Massachusetts Double Tax-Free Fund will be qualified as a regulated investment company under subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends.

         In the  opinion  of Hale and Dorr,  counsel  to  Pioneer  Massachusetts
Double Tax-Free Fund, under Massachusetts law, provided that Pioneer Massachusetts Double Tax-Free Fund complies with certain notice requirements, shareholders of Pioneer Massachusetts Double Tax-Free Fund that are individuals, estates or trusts and are subject to the Massachusetts income tax will be
treated  in  the  following  manner  for  Massachusetts   income  tax  purposes:
Distributions that qualify as "exempt-interest dividends" under the Code and are attributable to interest received by the Fund on federally tax-exempt obligations issued by Massachusetts or a political subdivision thereof or a possession of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands) and distributions of the Fund attributable to interest received by the Fund on direct obligations of the U.S. Government will not be subject to the Massachusetts income tax; distributions properly designated by the Fund as capital gain dividends under the Code and attributable to gain realized by the Fund on the sale of certain obligations issued pursuant to Massachusetts statutes that specifically exempt such gain from Massachusetts taxation will not be subject to the Massachusetts income tax; distributions properly designated by the Fund as capital gain dividends under the Code other than those described above will be treated as long-term capital gain for Massachusetts income tax purposes, regardless of the length of time Fund shares have been held; and distributions, other than those described above, that are included in federal gross income under the Code will be included in income subject to the Massachusetts income tax. Additionally, in determining the Massachusetts excise tax on shareholders that are corporations subject to Massachusetts taxation, distributions from the Fund that are included in federal gross income under the Code or that are excluded from federal gross income by virtue of Section 103(a) of the Code will be included in a corporate shareholder's net income, and in the case of intangible property corporations, shares of the Fund will be included in net worth.


         Massachusetts legislation enacted on December 9, 1994 (the "Act") substantially changed the Massachusetts income tax treatment of capital gains realized by persons subject to Massachusetts income taxation, effective for taxable years beginning on or after January 1, 1996. Under the Act, long-term capital gains from the sale of a capital asset are generally taxed on a sliding scale at rates ranging from 5% to 0%, with the applicable tax rate declining as the tax holding period of the asset (beginning on the later of January 1, 1995 or the date of actual acquisition) increases from more than one year to more than six years. Massachusetts resident individuals, as well as estates or personal trusts subject to Massachusetts income taxation, are subject to this new tax structure with respect to redemptions, exchanges or other dispositions of their shares of Pioneer Massachusetts Double Tax-Free Fund in their taxable years beginning after 1995, assuming that they hold their shares of Pioneer Massachusetts Double Tax-Free Fund as capital assets for purposes of the Act. The Act does not address the Massachusetts tax treatment of dividends paid by Pioneer Massachusetts Double Tax-Free Fund that are designated and treated as long-term capital gains for federal income tax purposes, and it is accordingly not clear what tax rate will apply to such dividends for Massachusetts tax purposes for taxable years beginning after 1995.


         Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Fund.

11.      DESCRIPTION OF SHARES

         The Trust's Declaration of Trust permits its Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. The shares of the Trust are divided into three series. Each share represents an equal proportionate interest in a Fund with each other share. The Trust reserves the right to create and issue additional series of shares, in which case, the shares of each series would participate equally in the earnings, dividends and assets of the particular series, and would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series would vote together in the election and selection of Trustees and accountants. Shares of each series vote as a single series on matters that affect all of the series in substantially the same manner. As to matters affecting a single series, shares of such series will vote separately.

         In the unlikely event of liquidation of the Trust, each Fund's shareholders are entitled to share pro rata, subject to the rights of creditors, the proceeds of the sale of the assets held in the respective portfolio to which the shares of the Fund relate minus the liabilities of the Trust attributable to the respective series. The Trust currently has only one class of shares of each series, but may establish other classes in the future upon such terms as the Trustees may establish.

         Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Trustees. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of a majority of its shares. Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable, except as set forth below. See "Certain Liabilities."

12.      CERTAIN LIABILITIES

         As a Massachusetts business trust, the Trust's operations are governed by its Declaration of Trust dated November 6, 1992, a copy of which is on file with the office of the Secretary of The Commonwealth of Massachusetts. Theoretically, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. Moreover, the Declaration of Trust provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability would be limited to circumstances in which the Trust itself will be unable to meet its obligations. In light of the nature of the Trust's business and the nature and amount of its assets, the possibility of the Trust's liabilities exceeding its assets, and therefore a shareholder's risk of personal liability, is remote.

         The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

13.      SYSTEMATIC WITHDRAWAL PLAN


         The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares of a Fund deposited by the applicant under this

Plan. The applicant must deposit or purchase for deposit with PSC shares of a Fund having a total value of not less than $10,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly.


         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited under the SWP in a SWP account. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital. Withdrawals are taxable transactions.

         The SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed.


14.      LETTER OF INTENTION

         Purchases of $100,000 or over (excluding any reinvestments of dividends and capital gains distributions) made within a 13-month period pursuant to a Letter of Intention provided to PFD will qualify for a reduced sales charge. Such reduced sales charge will be the charge that would be applicable to the purchase of all shares purchased during such 13-month period pursuant to a Letter of Intention had such shares been purchased all at once. For example, a person who signs a Letter of Intention providing for a total investment in a Fund's shares of $100,000 over a 13-month period would be charged at the 2.50% sales charge rate with respect to all purchases during that period. Should the amount actually purchased during the 13-month period be more or less than that indicated in the Letter, an adjustment in the sales charge will be made. A purchase not made pursuant to a Letter of Intention may be included thereafter if the Letter is filed within 90 days of such purchase. Any shareholder may also obtain the reduced sales charge by including the value (at current offering price) of all shares of record held in a Fund and other Pioneer Funds except Pioneer Money Market Trust as of the date of the Letter of Intention as a credit toward determining the applicable scale of sales charge for the shares to be purchased under the Letter of Intention.

         The Letter of Intention authorizes PSC to escrow shares having a purchase price equal to 5% of the stated investment in the Letter of Intention. A Letter of Intention is not a binding obligation upon the investor to purchase, or the Fund to sell, the full amount indicated and the investor should read the provisions of the Letter of Intention set forth in detail in the Account Application carefully before signing.

15.      DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time) on each day on which the New York Stock Exchange is open for trading. As of the date of this SAI, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value per share of each Fund is also determined on any other day in which the level of trading in its portfolio is sufficiently high so that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. On any day in which no purchase orders for the shares of a Fund become effective and no shares are tendered for redemption, the net asset value per share is not determined.

         The net asset value per share of a Fund is computed by taking the amount of the value of all of its assets, less its liabilities, and dividing it by the number of outstanding shares. The Board of Trustees has directed that the fair market value of the Funds' assets should be determined as follows. Ordinarily, investments in debt securities are valued on the basis of information furnished by a pricing service which utilizes primarily a matrix system (which reflects such factors as security prices, yields, maturities and ratings), supplemented by dealer and exchange quotations, to recommend valuations for normal institutional-sized trading units of debt securities. In addition, the Board has instructed advisory personnel not to rely exclusively on this pricing service if the fair market value of certain securities may be more accurately determined on the basis of information available from other sources. Temporary cash investments are valued at amortized cost, which approximates market value.

16.      INVESTMENT RESULTS

         Each Fund's yield quotations and average annual total return quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the Securities and Exchange Commission.

         Standardized Yield Quotations

         A Fund's yield is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the Fund on the last day of such base period in accordance with the following formula:

                  YIELD  = 2[  (a-b +1 ) 6 -1]
                                        cd

Where:   a        =        interest earned during the period

         b        =        net expenses accrued for the period

         c        =        the average daily number of shares outstanding during
                           the period that were entitled to receive dividends

         d        =        the maximum  offering price per share on the last day
                           of the period

For purposes of calculating interest earned on debt obligations as provided in item "a" above:

          (i) The yield to maturity of each obligation held by a Fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on the settlement date, and with respect to obligations sold during the month, the sale price (plus actual accrued interest, if any) between the trade and settlement dates;

         (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30 day base period;

         (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled;

         (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date;

          (v) Obligations with sinking fund call provisions may be regarded as maturing as to that portion to be retired on each sinking fund call date or during a twelve-month period; and

         (vi) In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest of the obligation is used in lieu of yield to maturity to determine interest income earned on the obligation. In the case of a tax-exempt obligation with original issue discount where the discount based on the current market value of the obligation exceeds the then remaining portion of original issue discount (i.e. market discount), the yield to maturity used to determine interest income earned on the obligation is the imputed rate based on the original issue discount calculation. In the case of a tax-exempt obligation with original issue discount where the discount based on the current market value of the obligation is less than the then remaining portion of the original issue discount (market premium), the yield to maturity used to determine interest income earned on the obligation is based on the market value of the obligation.


         The Funds' yields for the 30-day period ending September 30, 1995 were as follows:

Pioneer California Double Tax-Free Fund                  4.97%
Pioneer New York Triple Tax-Free Fund                    4.68%
Pioneer Massachusetts Double Tax-Free Fund               4.80%


During this period, PMC temporarily agreed to reduce its management fee and made other arrangements to limit certain other expenses of the Funds. Had PMC not done so the yields for the same period would have been:


Pioneer California Double Tax-Free Fund                  3.19%
Pioneer New York Triple Tax-Free Fund                    2.28%
Pioneer Massachusetts Double Tax-Free Fund               2.52%


         Taxable Equivalent Yield

         The Funds may also from time to time advertise their taxable equivalent yield which is determined by dividing that portion of a Fund's yield (calculated as described above) that is tax exempt by one minus the combined federal, state and, if applicable, city tax rates, adjusted to take into account the deductibility of state and, if applicable, city income taxes on an investor's federal tax returns and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.


         The Funds' taxable equivalent yields for the 30-day period ending September 30, 1995 were:

     Pioneer California Double Tax-Free Fund
            (assuming a combined federal and California
            State personal income tax rate of 46.24%):            9.24%

     Pioneer New York Triple Tax-Free Fund
            (assuming a combined federal and New York
            State personal income tax rate of 44.19%):            8.39%

            (assuming a combined federal, New York State
            and New York City personal income tax rate
            of 46.88%):                                           8.81%

     Pioneer Massachusetts Double Tax-Free Fund
            (assuming a combined federal and Massachusetts
            State personal income tax rate of 46.85%):            9.03%


Had PMC not agreed temporarily to reduce its management fee and make other arrangements to limit certain other expenses of the Funds, the yields on which these taxable equivalent yields are computed, and thus the taxable equivalent yields themselves, would have been:


    Pioneer California Double Tax-Free Fund
           (assuming a combined federal and California
           State personal income tax rate of 46.24%):             5.94%

    Pioneer New York Triple Tax-Free Fund
           (assuming a combined federal and New York
           State personal income tax rate of 44.19%):             4.09%

           (assuming a combined federal, New York State
           and New York City personal income tax rate
           of 46.88%):                                            4.24%

    Pioneer Massachusetts Double Tax-Free Fund
           (assuming a combined federal and Massachusetts
           State personal income tax rate of 46.85%):             4.75%


See "Investment Results-Standardized Yield Quotations," above.

         For a description of how to compare yields on municipal bonds and taxable securities and of certain other assumptions made in computing taxable equivalent yields, see the Taxable Equivalent Formula set forth in the Appendix to the Funds' prospectus.

         Standardized Average Annual Total Return Quotations

         Average annual total return quotations are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                  P(1+T) n = ERV

Where:   P        =        a hypothetical initial payment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV      =       ending  redeemable  value of the  hypothetical  $1,000
                          initial   payment   made  at  the   beginning  of  the
                          designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         Other Quotations, Comparisons, and General Information

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of each of the Funds may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to other relevant indices. For example, a Fund may compare its yield and total return to the Shearson Lehman Hutton Municipal Bond Index, or other comparable indices or investment vehicles. In addition, the performance of a Fund may be compared to alternative investment or savings vehicles (such as individual securities, bank deposits, or certificates of deposit) and/or indices or indicators of economic activity, e.g., inflation, interest rates, or the Consumer Price Index, performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumer Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, Wall Street Journal and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Systems, CDA/Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Johnson's Charts, Investment Company Data, Inc., Kanon Bloch Carre & Company, Lipper Analytical Services, Inc., Micropal, Inc., Schabacker Investment Management and Towers Data Systems.

         In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature, or in reports to the shareholders of the Funds.

         One of the primary methods used to measure a Fund's performance is "total return." "Total return" will normally represent the percentage change in value of an account, or of a hypothetical investment in a Fund, over any period up to the lifetime of the Fund. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge of 3.50% and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.


         Each Fund's total returns for the one year and life-of-fund periods ending September 30, 1995 are as follows:


                                                   Since Inception on
                                       One Year     February 9, 1993


Pioneer California Double
 Tax-Free Fund                           7.61%           2.50%
Pioneer New York Triple
 Tax-Free Fund                           7.12%           3.08%
Pioneer Massachusetts Double
 Tax-Free Fund                           8.46%           3.45%


         During these periods, PMC temporarily agreed to reduce its management fee and made other arrangements to limit certain other expenses of the Funds. Had PMC not done so, the total returns for the period would have been lower.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

         Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity, and the average portfolio duration.

         In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the Fund's mean account size.

Automated Information Line (FactFoneSM)


         FactFoneSM,   Pioneer's  24-hour  automated  information  line,  allows
shareholders   to  dial   toll-free   1-800-225-4321   and  hear  recorded  fund
information, including:

        (degree) net asset value prices for all Pioneer mutual funds;


        (degree) annualized 30-day yields on Pioneer's fixed-income funds;

        (degree) annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market funds ; and


        (degree) dividends and capital gains distributions on all Pioneer mutual funds.


         Yields are calculated in accordance with Securities and Exchange Commission mandated standard formulas.


         In addition, by using a personal identification number ("PIN"), shareholders may access their account balance and last three transactions and may order a duplicate statement.

         All performance numbers communicated through FactFoneSM represent past performance, and figures for all bond funds include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of shares (except for Pioneer money market funds, which seek a stable $1.00 share price) will also vary and may be worth more or less at redemption than their original cost.


17.      FINANCIAL STATEMENTS


         The Funds' financial statements for the fiscal year ended September 30, 1995 attached hereto have been included in reliance upon the report of Arthur Andersen LLP, independent public accountants, as experts in accounting and auditing. The Funds' 1995 Annual Report to shareholders is incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

                       Description of Municipal Securities

Municipal Bonds

         Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions.

         The two principal classifications of Municipal Bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment for principal and interest. The payment of such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. There are, of course, variations in the security of Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors.

         The yields on Municipal Bonds are dependent on a variety of factors, including general money market conditions, supply and demand and general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's Investor Service, Inc. and Standard & Poor's corporation represent their opinions as to the quality of various Municipal Bonds. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields while Bonds of the same maturity and coupon with different ratings may have the same yield.

Municipal (Tax-Exempt) Notes

         Municipal   (Tax-Exempt)  Notes  generally  are  used  to  provide  for short-term capital needs and generally have maturities of one year or less. These Notes include:

         1. Project Notes. Project Notes are backed by an agreement between a local issuing agency and the Federal Department of Housing and Urban Development ("HUD") and carry a United States Government guarantee. These notes provide financing for a wide range


                                      -1A-
of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs.) Although they are the primary obligations of the local public housing agencies or local urban renewal agencies, the HUD agreement provides for the additional security of the full faith and credit of the United States Government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from Project Notes.

         2. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various tax revenues, such as income, sales, use and business taxes, and are specifically payable from these particular future tax revenues.

         3. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of specific types of revenue, other than taxes, such as federal revenues available under Federal Revenue Sharing Programs.

         4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds for the repayment of the Notes.

         5. Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by the Government National Mortgage Association to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by the commitments of banks to purchase the loan.







                                      -2A-

                                   APPENDIX B

                     Description of Municipal Bond Ratings1

                        Moody's Investors Service, Inc.2

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are produced by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat bigger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


--------
1 The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year-end.

2 Rates bonds of issuers which have $600,000 or more of debt, except bonds of educational institutions, projects under construction, enterprises without established earnings records and situations where current financial data is unavailable.

                                     -1B-

                        Standards & Poor's Ratings Group3

         AAA: Bonds rated AAA are highest grade obligations. This rating indicates an extremely strong capacity to pay principal and interest.

         AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.












3 Rates all governmental bodies having $1,000,000 or more of debt outstanding, unless adequate information is not available.


                                      -2B-

                                   APPENDIX C

                    Description of Certain Other Investments

         U.S. Government Obligations - are issued by the Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association.

         Certificates of Deposit - are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

         Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Repurchase Agreements - are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or Government agency issues. Under the Investment Company Act of 1940, repurchase agreements are considered to be loans by the Fund. The Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of the Fund's adviser this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. The fixed income research department of PMC maintains an approved list of repurchase agreement sellers meeting the Funds' creditworthiness standards and the Trust's Board of Trustees reviews this list periodically.

                                      -1C-

                           Pioneer CA Double Tax-Free Fund


Date     Initial Investment    Offering Price   Sales Charge      Shares Purchased       Net Asset Value   Initial Net Asset
                                                  Included                                  Per Share            Value
2/19/93       $10,000              $11.65           3.50%             858.369                $11.24             $9,650


                     Dividends and Capital Gains Reinvested


                                 Value of Shares

Date     From Investment   From Cap. Gains      From Dividends    Total Value
                              Reinvested         Reinvested

12/31/93     $9,923              $0                 $478            $10,401
12/31/94     $8,404              $0                 $894             $9,298
12/31/95     $9,691              $0               $1,587            $11,278

                           Pioneer Mass. Double Tax-Free Fund

Date     Initial Investment    Offering Price   Sales Charge      Shares Purchased       Net Asset Value   Initial Net Asset
                                                  Included                                  Per Share            Value
2/19/93       $10,000              $11.52           3.50%             868.056                $11.12             $9,650



                     Dividends and Capital Gains Reinvested


                                 Value of Shares

Date     From Investment   From Cap. Gains      From Dividends    Total Value
                              Reinvested         Reinvested

12/31/93    $10,026              $0                 $471           $10,497
12/31/94     $8,681              $0                 $905            $9,586
12/31/95     $9,870              $0               $1,582           $11,452

                           Pioneer N.Y. Triple Tax-Free Fund


Date     Initial Investment    Offering Price   Sales Charge      Shares Purchased       Net Asset Value   Initial Net Asset
                                                  Included                                  Per Share            Value
2/19/93       $10,000              $11.59           3.50%             862.813                $11.18             $9,650


                     Dividends and Capital Gains Reinvested


                                 Value of Shares

Date     From Investment   From Cap. Gains      From Dividends    Total Value
                              Reinvested         Reinvested

12/31/93     $9,957              $0                $469            $10,426
12/31/94     $8,654              $0                $888             $9,542
12/31/95     $9,750              $0              $1,546            $11,296

                             COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS

The following securities indices are well-known, unmanaged measures of market performance. Advertisements and sales literature for the Fund may refer to these indices or may present comparisons between the performance of the Fund and one or more of the indices. Other indices may be used, if appropriate. The indices are not available for direct investment. The data presented is not meant to be indicative of the performance of the Fund, reflects past performance and does not guarantee future results.

S&P 500
This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P Composite Index includes 500 of the largest stocks (in terms of stock market value) in the United States; prior to March 1957 it consisted of 90 of the largest stocks.

DOW JONES INDUSTRIAL AVERAGE
This is a total return index based on the performance of 30 blue chip stocks.

U.S. SMALL STOCK INDEX
This index is a market value weighted index of the ninth and tenth deciles of the New York Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION
The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES
The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

LONG-TERM U.S. GOVERNMENT BONDS
The total returns on long-term government bonds from 1977 to 1991 are constructed with data from The Wall Street Journal. Over 1926-1976, data are obtained from the Government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates

                             COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS


minus the current date. The bond was "held" for the calendar year and returns were computed. Total returns for 1977-1991 are calculated as the change in the flat price or and-interest price.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS
Total returns of the intermediate-term government bonds for 1977-1991 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934-1986 are obtained from the CRSP Government Bond File.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than 5 years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934-1942, almost all bonds with maturities near 5 years were partially or full tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926-1933, there are few bonds suitable for construction of a series with a 5-year maturity. For this period, five year bond yield estimates are used.

MSCI
Morgan  Stanley  Capital  International   Indices,   developed  by  the  Capital
International S.A., are based on share prices of some 1470 companies listed on the stock exchanges around the world.

Countries in the MSCI EAFE Portfolio are:
Australia; Austria; Belgium; Denmark; Finland; France; Germany; Hong Kong; Italy; Japan; Netherlands; N. Zealand; Norway; Singapore/Malaysia; Spain; Sweden; Switzerland; United Kingdom.

6 MONTH CDs
Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS
For 1969-1991, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. Since most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

Over 1926-1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946-1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon for 1969-1991. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926-1945, the Standard and Poor's monthly High-Grade Corporate Composite yield data were used, assuming a 4 percent coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Randolph W. Westerfield, Corporate Finance, Times

                             COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS


Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30 DAY) TREASURY BILLS
For the U.S. Treasury bill index, data from The Wall Street Journal are used for 1977-1991; the CRSP U.S. Government Bond File is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NAREIT-EQUITY INDEX
All of the data is based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMSE and the NASDAQ. The data is market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 Newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighing at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

RUSSELL 2000 SMALL STOCK INDEX
Index of the 2,000 smallest stocks in the Russell 3000 Index (TM); the smallest company has a market capitalization of approximately $13 million.
The Russell 30000 is comprised of the 3,000 largest US companies as determined by market capitalization representing approximately 98% of the US equity market. The largest company in the index has a market capitalization of $67 billion. The Russell Indexes (TM) are reconstituted annually as of June 1st, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX
The Wilshire Real Estate Securities Index is a market capitalization-weighted index which measures the performance of more than 85 securities.

The index contains performance data on five major categories of property; office, retail, industrial, apartment and miscellaneous. Additionally, the Index has real estate portfolio encumbered by 16% third party mortgages. The companies in the WRESEC are 79% equity and hybrid REIT's and 21% real estate operating companies. The capitalization is 47% NYSE, 33% AMEX and 20% OTC."

STANDARD & POOR'S MIDCAP 400 INDEX
The Standard and Poor's MidCap 400 Index is a market-value-weighted index. The performance data for the MidCap 400 Index were calculated by taking the stocks presently in the MidCap 400 Index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the MidCap 400 Index five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

                             COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS


The S&P MidCap 400 Index and the S&P 500 together represent approximately 85% of the total market capitalization of stocks traded in the United States.

BANK SAVINGS ACCOUNT
Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963-1987 and The Wall Street Journal for the years 1988-1994.






Source:           Ibbotson Associates

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


          S&P 500       Dow      U.S. Small                  S&P/     S&P/
                       Jones       Stock         U.S.       BARRA    BARRA
                    Industrials    Index      Inflation    Growth    Value
Dec 1928   43.61       55.38       39.69       -0.97         N/A      N/A
Dec 1929   -8.42      -13.64      -51.36        0.20         N/A      N/A
Dec 1930  -24.90      -30.22      -38.15       -6.03         N/A      N/A
Dec 1931  -43.34      -49.03      -49.75       -9.52         N/A      N/A
Dec 1932   -8.19      -16.88       -5.39      -10.30         N/A      N/A
Dec 1933   53.99       73.71      142.87        0.51         N/A      N/A
Dec 1934   -1.44        8.07       24.22        2.03         N/A      N/A
Dec 1935   47.67       43.77       40.19        2.99         N/A      N/A
Dec 1936   33.92       30.23       64.80        1.21         N/A      N/A
Dec 1937  -35.03      -28.88      -58.01        3.10         N/A      N/A
Dec 1938   31.12       33.16       32.80       -2.78         N/A      N/A
Dec 1939   -0.41        1.31        0.35       -0.48         N/A      N/A
Dec 1940   -9.78       -7.96       -5.16        0.96         N/A      N/A
Dec 1941  -11.59       -9.88       -9.00        9.72         N/A      N/A
Dec 1942   20.34       14.12       44.51        9.29         N/A      N/A
Dec 1943   25.90       19.06       88.37        3.16         N/A      N/A
Dec 1944   19.75       17.19       53.72        2.11         N/A      N/A
Dec 1945   36.44       31.60       73.61        2.25         N/A      N/A
Dec 1946   -8.07       -4.40      -11.63       18.16         N/A      N/A
Dec 1947    5.71        7.61        0.92        9.01         N/A      N/A
Dec 1948    5.50        4.27       -2.11        2.71         N/A      N/A
Dec 1949   18.79       20.92       19.75       -1.80         N/A      N/A
Dec 1950   31.71       26.40       38.75        5.79         N/A      N/A
Dec 1951   24.02       21.77        7.80        5.87         N/A      N/A
Dec 1952   18.37       14.58        3.03        0.88         N/A      N/A
Dec 1953   -0.99        2.02       -6.49        0.62         N/A      N/A
Dec 1954   52.62       51.25       60.58       -0.50         N/A      N/A
Dec 1955   31.56       26.58       20.44        0.37         N/A      N/A
Dec 1956    6.56        7.10        4.28        2.86         N/A      N/A
Dec 1957  -10.78       -8.63      -14.57        3.02         N/A      N/A
Dec 1958   43.36       39.31       64.89        1.76         N/A      N/A
Dec 1959   11.96       20.21       16.40        1.50         N/A      N/A
Dec 1960    0.47       -6.14       -3.29        1.48         N/A      N/A
Dec 1961   26.89       22.60       32.09        0.67         N/A      N/A
Dec 1962   -8.73       -7.43      -11.90        1.22         N/A      N/A
Dec 1963   22.80       20.83       23.57        1.65         N/A      N/A
Dec 1964   16.48       18.85       23.52        1.19         N/A      N/A
Dec 1965   12.45       14.39       41.75        1.92         N/A      N/A
Dec 1966  -10.06      -15.78       -7.01        3.35         N/A      N/A
Dec 1967   23.98       19.16       83.57        3.04         N/A      N/A
Dec 1968   11.06        7.93       35.97        4.72         N/A      N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


          S&P 500       Dow      U.S. Small                  S&P/     S&P/
                       Jones       Stock         U.S.       BARRA    BARRA
                    Industrials    Index      Inflation    Growth    Value

Dec 1969   -8.50      -11.78      -25.05        6.11        N/A      N/A
Dec 1970    4.01        9.21      -17.43        5.49        N/A      N/A
Dec 1971   14.31        9.83       16.50        3.36        N/A      N/A
Dec 1972   18.98       18.48        4.43        3.41        N/A      N/A
Dec 1973  -14.66      -13.28      -30.90        8.80        N/A      N/A
Dec 1974  -26.47      -23.58      -19.95       12.20        N/A      N/A
Dec 1975   37.20       44.75       52.82        7.01       31.72    43.38
Dec 1976   23.84       22.82       57.38        4.81       13.84    34.93
Dec 1977   -7.18      -12.84       25.38        6.77      -11.82    -2.57
Dec 1978    6.56        2.79       23.46        9.03        6.78     6.16
Dec 1979   18.44       10.55       43.46       13.31       15.72    21.16
Dec 1980   32.42       22.17       39.88       12.40       39.40    23.59
Dec 1981   -4.91       -3.57       13.88        8.94       -9.81     0.02
Dec 1982   21.41       27.11       28.01        3.87       22.03    21.04
Dec 1983   22.51       25.97       39.67        3.80       16.24    28.89
Dec 1984    6.27        1.31       -6.67        3.95        2.33    10.52
Dec 1985   32.16       33.55       24.66        3.77       33.31    29.68
Dec 1986   18.47       27.10        6.85        1.13       14.50    21.67
Dec 1987    5.23        5.48       -9.30        4.41        6.50     3.68
Dec 1988   16.81       16.14       22.87        4.42       11.95    21.67
Dec 1989   31.49       32.19       10.18        4.65       36.40    26.13
Dec 1990   -3.17       -0.56      -21.56        6.11        0.20    -6.85
Dec 1991   30.55       24.19       44.63        3.06       38.37    22.56
Dec 1992    7.67        7.41       23.35        2.90        5.07    10.53
Dec 1993    9.99       16.94       20.98        2.75        1.68    18.60
Dec 1994    1.31        5.06        3.11        2.78        3.13    -0.64
Dec 1995   37.43       36.84       34.46        2.74       38.13    36.99

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT



                         Intermediate      MSCI               Long-
          Long-Term       -Term U.S.       EAFE        6     Term U.S.    U.S.
          U.S. Gov't      Government     - Net of    MONTH   Corporate  (30 Day)
            Bonds           Bonds          Taxes      CDs      Bonds    T- Bill

Dec 1925     N/A              N/A           N/A       N/A      N/A      N/A
Dec 1926     7.77             5.38          N/A       N/A      7.37     3.27
Dec 1927     8.93             4.52          N/A       N/A      7.44     3.12
Dec 1928     0.1              0.92          N/A       N/A      2.84     3.56
Dec 1929     3.42             6.01          N/A       N/A      3.27     4.75
Dec 1930     4.66             6.72          N/A       N/A      7.98     2.41
Dec 1931    -5.31            -2.32          N/A       N/A      -1.85    1.07
Dec 1932    16.84             8.81          N/A       N/A      10.82    0.96
Dec 1933    -0.07             1.83          N/A       N/A      10.38    0.30
Dec 1934    10.03             9.00          N/A       N/A      13.84    0.16
Dec 1935     4.98             7.01          N/A       N/A      9.61     0.17
Dec 1936     7.52             3.06          N/A       N/A      6.74     0.18
Dec 1937     0.23             1.56          N/A       N/A      2.75     0.31
Dec 1938     5.53             6.23          N/A       N/A      6.13    -0.02
Dec 1939     5.94             4.52          N/A       N/A      3.97     0.02
Dec 1940     6.09             2.96          N/A       N/A      3.39     0.00
Dec 1941     0.93             0.50          N/A       N/A      2.73     0.06
Dec 1942     3.22             1.94          N/A       N/A      2.60     0.27
Dec 1943     2.08             2.81          N/A       N/A      2.83     0.35
Dec 1944     2.81             1.80          N/A       N/A      4.73     0.33
Dec 1945    10.73             2.22          N/A       N/A      4.08     0.33
Dec 1946    -0.10             1.00          N/A       N/A      1.72     0.35
Dec 1947    -2.62             0.91          N/A       N/A     -2.34     0.50
Dec 1948     3.40             1.85          N/A       N/A      4.14     0.81
Dec 1949     6.45             2.32          N/A       N/A      3.31     1.10
Dec 1950     0.06             0.70          N/A       N/A      2.12     1.20
Dec 1951    -3.93             0.36          N/A       N/A     -2.69     1.49
Dec 1952     1.16             1.63          N/A       N/A      3.52     1.66
Dec 1953     3.64             3.23          N/A       N/A      3.41     1.82
Dec 1954     7.19             2.68          N/A       N/A      5.39     0.86
Dec 1955    -1.29            -0.65          N/A       N/A      0.48     1.57
Dec 1956    -5.59            -0.42          N/A       N/A     -6.81     2.46
Dec 1957     7.46             7.84          N/A       N/A      8.71     3.14
Dec 1958    -6.09            -1.29          N/A       N/A     -2.22     1.54
Dec 1959    -2.26            -0.39          N/A       N/A     -0.97     2.95
Dec 1960    13.78            11.76          N/A       N/A      9.07     2.66
Dec 1961     0.97             1.85          N/A       N/A      4.82     2.13
Dec 1962     6.89             5.56          N/A       N/A      7.95     2.73
Dec 1963     1.21             1.64          N/A       N/A      2.19     3.12
Dec 1964     3.51             4.04          N/A      4.18      4.77     3.54
Dec 1965     0.71             1.02          N/A      4.68     -0.46     3.93

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                         Intermediate      MSCI               Long-
          Long-Term       -Term U.S.       EAFE        6     Term U.S.    U.S.
          U.S. Gov't      Government     - Net of    MONTH   Corporate  (30 Day)
            Bonds           Bonds          Taxes      CDs      Bonds    T- Bill

Dec 1966     3.65           4.69            N/A       5.75     0.20       4.76
Dec 1967    -9.18           1.01            N/A       5.48    -4.95       4.21
Dec 1968    -0.26           4.54            N/A       6.44     2.57       5.21
Dec 1969    -5.07          -0.74            N/A       8.71    -8.09       6.58
Dec 1970    12.11          16.86          -11.66      7.06    18.37       6.52
Dec 1971    13.23           8.72           29.59      5.36    11.01       4.39
Dec 1972     5.69           5.16           36.35      5.38     7.26       3.84
Dec 1973    -1.11           4.61          -14.92      8.60     1.14       6.93
Dec 1974     4.35           5.69          -23.16     10.20    -3.06       8.00
Dec 1975     9.20           7.83           35.39      6.51    14.64       5.80
Dec 1976    16.75          12.87            2.54      5.22    18.65       5.08
Dec 1977    -0.69           1.41           18.06      6.12     1.71       5.12
Dec 1978    -1.18           3.49           32.62     10.21    -0.07       7.18
Dec 1979    -1.23           4.09            4.75     11.90    -4.18      10.38
Dec 1980    -3.95           3.91           22.58     12.33    -2.76      11.24
Dec 1981     1.86           9.45           -2.28     15.50    -1.24      14.71
Dec 1982    40.36          29.1            -1.86     12.18    42.56      10.54
Dec 1983     0.65           7.41           23.69      9.65     6.26       8.80
Dec 1984    15.48          14.02            7.38     10.65    16.86       9.85
Dec 1985    30.97          20.33           56.16      7.82    30.09       7.72
Dec 1986    24.53          15.14           69.44      6.30    19.85       6.16
Dec 1987    -2.71           2.90           24.63      6.58    -0.27       5.47
Dec 1988     9.67           6.10           28.27      8.15    10.70       6.35
Dec 1989    18.11          13.29           10.54      8.27    16.23       8.37
Dec 1990     6.18           9.73          -23.45      7.85     6.78       7.81
Dec 1991    19.3           15.46           12.13      4.95    19.89       5.60
Dec 1992     8.05           7.19          -12.17      3.27     9.39       3.51
Dec 1993    18.24          11.24           32.56      2.88    13.19       2.90
Dec 1994    -7.77          -5.14            7.78      5.40    -5.76       3.90
Dec 1995    31.67          16.8            11.21      5.21    26.39       5.60

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                           S & P    Bank
             NAREIT -  Russell  Wilshire   Midcap  Savings
             Equity     2000  Real Estate   400    Account

Dec 1925        N/A      N/A      N/A     N/A      N/A
Dec 1926        N/A      N/A      N/A     N/A      N/A
Dec 1927        N/A      N/A      N/A     N/A      N/A
Dec 1928        N/A      N/A      N/A     N/A      N/A
Dec 1929        N/A      N/A      N/A     N/A      N/A
Dec 1930        N/A      N/A      N/A     N/A      5.30
Dec 1931        N/A      N/A      N/A     N/A      5.10
Dec 1932        N/A      N/A      N/A     N/A      4.10
Dec 1933        N/A      N/A      N/A     N/A      3.40
Dec 1934        N/A      N/A      N/A     N/A      3.50
Dec 1935        N/A      N/A      N/A     N/A      3.10
Dec 1936        N/A      N/A      N/A     N/A      3.20
Dec 1937        N/A      N/A      N/A     N/A      3.50
Dec 1938        N/A      N/A      N/A     N/A      3.50
Dec 1939        N/A      N/A      N/A     N/A      3.40
Dec 1940        N/A      N/A      N/A     N/A      3.30
Dec 1941        N/A      N/A      N/A     N/A      3.10
Dec 1942        N/A      N/A      N/A     N/A      3.00
Dec 1943        N/A      N/A      N/A     N/A      2.90
Dec 1944        N/A      N/A      N/A     N/A      2.80
Dec 1945        N/A      N/A      N/A     N/A      2.50
Dec 1946        N/A      N/A      N/A     N/A      2.20
Dec 1947        N/A      N/A      N/A     N/A      2.30
Dec 1948        N/A      N/A      N/A     N/A      2.30
Dec 1949        N/A      N/A      N/A     N/A      2.40
Dec 1950        N/A      N/A      N/A     N/A      2.50
Dec 1951        N/A      N/A      N/A     N/A      2.60
Dec 1952        N/A      N/A      N/A     N/A      2.70
Dec 1953        N/A      N/A      N/A     N/A      2.80
Dec 1954        N/A      N/A      N/A     N/A      2.90
Dec 1955        N/A      N/A      N/A     N/A      2.90
Dec 1956        N/A      N/A      N/A     N/A      3.00
Dec 1957        N/A      N/A      N/A     N/A      3.30
Dec 1958        N/A      N/A      N/A     N/A      3.38
Dec 1959        N/A      N/A      N/A     N/A      3.53
Dec 1960        N/A      N/A      N/A     N/A      3.86
Dec 1961        N/A      N/A      N/A     N/A      3.90
Dec 1962        N/A      N/A      N/A     N/A      4.08
Dec 1963        N/A      N/A      N/A     N/A      4.17
Dec 1964        N/A      N/A      N/A     N/A      4.19
Dec 1965        N/A      N/A      N/A     N/A      4.23
Dec 1966        N/A      N/A      N/A     N/A      4.45
Dec 1967        N/A      N/A      N/A     N/A      4.67
Dec 1968        N/A      N/A      N/A     N/A      4.68
Dec 1969        N/A      N/A      N/A     N/A      4.80

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                                           S & P    Bank
             NAREIT -  Russell  Wilshire   Midcap  Savings
             Equity     2000  Real Estate   400    Account
          Bank Savings Account

Dec 1970        N/A      N/A      N/A     N/A      5.14
Dec 1971        N/A      N/A      N/A     N/A      5.30
Dec 1972        8.01     N/A      N/A     N/A      5.37
Dec 1973       -15.52    N/A      N/A     N/A      5.51
Dec 1974       -21.40    N/A      N/A     N/A      5.96
Dec 1975        19.30    N/A      N/A     N/A      6.21
Dec 1976        47.59    N/A      N/A     N/A      6.23
Dec 1977        22.42    N/A      N/A     N/A      6.39
Dec 1978        10.34    N/A      13.04   N/A      6.56
Dec 1979        35.86    43.09    70.81   N/A      7.29
Dec 1980        24.37    38.58    22.08   N/A      8.78
Dec 1981         6.00     2.03     7.18   N/A     10.71
Dec 1982        21.60    24.95    24.47   22.68   11.19
Dec 1983        30.64    29.13    27.61   26.10    9.71
Dec 1984        20.93    -7.30    20.64    1.18    9.92
Dec 1985        19.10    31.05    22.20   35.58    9.02
Dec 1986        19.16     5.68    20.30   16.21    7.84
Dec 1987        -3.64    -8.77    -7.86   -2.03    6.92
Dec 1988        13.49    24.89    24.18   20.87    7.20
Dec 1989         8.84    16.24     2.37   35.54    7.91
Dec 1990       -15.35   -19.51   -33.46   -5.12    7.80
Dec 1991        35.7     46.05    20.03    50.1    4.61
Dec 1992        14.59    18.41     7.36    11.91   2.89
Dec 1993        19.65    18.91    15.24    13.96   2.73
Dec 1994         3.17    -1.82     1.64    -3.57   4.96
Dec 1995        15.27    28.44    13.65    30.94   5.24

Source:  Ibbotson Associates

                                   APPENDIX D

                            Other Pioneer Information


         The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest, most respected and successful money managers in the United States.


         As of December 31, 1995, PMC employed a professional investment staff of 44, with a combined average of 15 years' experience in the financial services industry.

         At December 31, 1995, there were 378 non-retirement accounts and 0 retirement accounts in the Trust. Total assets for all Pioneer Funds at December 31, 1995 were $12,764,708,124 representing 637,060 non-retirement accounts and 345,309 retirement accounts.










                                      -1D-

                       Pioneer Tax-Free State Series Trust

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.


          (a) The financial statements of the Registrant are incorporated by reference from the 1995 Annual Report to Shareholders which is incorporated by reference into Part B, the Statement of Additional Information. The 1995 Annual Report to Shareholders is attached hereto as Exhibit 12.


               1.   Declaration of Trust.*


               1.1  Certificate of Amendment.*


               2.   By-Laws.*


               3.   None.

               4.   None.


               5. Management Contract between the Registrant and Pioneering Management Corporation.*

               6.1. Underwriting Agreement between the Registrant and Pioneer
                    Funds Distributor, Inc.*

               6.2. Form of Dealer Sales Agreement.*


               7.   None.


               8. Custodian Agreements between Brown Brothers Harriman & Co. and the Pioneer California Double Tax-Free Fund, Pioneer New York Triple Tax-Free Fund and Pioneer Massachusetts Double Tax-Free Fund.*

               9. Investment Company Service Agreement between the Registrant and Pioneering Services Corporation.*


               10.1 Opinion and Consent of Counsel (Hale and Dorr).*


               10.2 Consent of Counsel (Orrick, Herrington & Sutcliffe).*

               10.3 Consent of Counsel (Hale and Dorr).*

               11.  Consent of Authur Andersen LLP.*

               12.  1995 Annual Report.*


               13.  Share Purchase Agreement.*

               14.  None.


               15.  Distribution Plan.*

               16.  None

               17.  Financial Data Schedule.*

               18.  None.

               19.  Powers of Attorney.*


--------------



* Filed electronically herewith.


Item 25. Persons Controlled By or Under
         Common Control With Registrant.


         The Pioneer Group, Inc., a Delaware corporation ("PGI"), owns 100% of the outstanding capital stock of Pioneering Management Corporation, a Delaware corporation ("PMC"), Pioneering Services Corporation ("PSC"), Pioneer Funds Distributor, Inc. ("PFD"), Pioneer Capital Corporation ("PCC"), Pioneer SBIC Corp. ("SBIC"), Pioneer Associates, Inc., Pioneer International Corporation, Pioneer Plans Corporation ("PPC"), Pioneer Goldfields Limited ("PGL"), and Pioneer Investments Corporation ("PIC"), all Massachusetts corporations. PGI also owns 100% of the outstanding capital stock of Pioneer Metals and Technology, Inc. ("PMT"), a Delaware corporation, Pioneer Fonds Marketing GmbH ("GmbH"), a German corporation and Pioneer First Polish Trust Fund Joint Stock Company ("First Polish"), a Polish corporation. PGI owns 90% of the outstanding shares of Teberebie Goldfields Limited ("TGL"). Pioneer Fund, Pioneer II, Pioneer Three, Pioneer America Income Trust, Pioneer Bond Fund, Pioneer Intermediate Tax-Free Fund, Pioneer Growth Trust, Pioneer Europe Fund, Pioneer International Growth Fund, Pioneer Short-Term Income Trust, Pioneer Money Market Trust and the Registrant (each of the foregoing, a Massachusetts business trust), and Pioneer Interest Shares, Inc. (a Nebraska corporation) and Pioneer Growth Shares, Pioneer Income Fund, Pioneer India Fund, Pioneer Tax-Free Income Fund, Pioneer

Emerging Markets Fund, Pioneer Real Estate Shares and Pioneer Small Company Fund (each of the foregoing, a Delaware business trust) are all parties to management contracts with PMC. PCC owns 100% of the outstanding capital stock of SBIC. SBIC is the sole general partner of Pioneer Ventures Limited Partnership, a Massachusetts limited partnership. John F. Cogan, Jr. owns approximately 15% of the outstanding shares of PGI. Mr. Cogan is Chairman of the Board, President and Trustee of the Registrant and of each of the Pioneer mutual funds; Director and President of PGI; President and Director of PPC, PIC, Pioneer International Corporation and PMT; Director of PCC and PSC; Chairman of the Board and Director of PMC, PFD and TGL; Chairman, President and Director of PGL; Chairman of the Supervisory Board of GmbH; Chairman and Member of Supervisory Board of First Polish and Partner, Hale and Dorr.


Item 26.  Number of Holders of Securities


         At December 31, 1995 there were approximately 164, 129 and 85 holders of the shares of beneficial interest of Pioneer California Double Tax-Free Fund, Pioneer New York Triple Tax-Free Fund and Pioneer Massachusetts Double Tax-Free Fund, respectively.


Item 27. Indemnification.

         Except for the Declaration of Trust dated November 6, 1992, establishing the Registrant as a Trust under Massachusetts law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Amended and Restated Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         All of the information required by this item is set forth in the Form ADV, as amended, of the Registrant's Manager, Pioneering Management Corporation. The following sections of each such Form ADV are incorporated herein by reference:

          (a)  Items 1 and 2 of Part 2;


          (b)  Section 6, Business Background, of each Schedule D.


Item 29. Principal Underwriter.

          (a)  See Item 25 above.

          (b)  Directors and Officers of PFD:



    Name and
Principal Business      Positions and Offices         Positions and Offices
     Address*           with Underwriter              with Registrant


John F. Cogan, Jr.      Director and Chairman         Chairman of the Board,
                                                      President and Trustee

Robert L. Butler        Director and President        None

David D. Tripple        Director                      Executive Vice
                                                      President and Trustee

Steven M. Graziano      Senior Vice President         None

Stephen W. Long         Senior Vice President         None

John C. Drachman        Vice President                None

Barry G. Knight         Vice President                None

William A. Misata       Vice President                None

Anne W. Patenaude       Vice President                None


Elizabeth B. Rice       Vice President                None


Gail A. Smyth           Vice President                None

Constance S. Spiros     Vice President                None

Marcy Supovitz          Vice President                None

Steven R. Berke         Assistant Vice                None
                        President

Mary Sue Hoban          Assistant Vice                None
                        President

William H. Keough       Treasurer                     Treasurer

Roy P. Rossi            Assistant Treasurer           None

Joseph P. Barri         Clerk                         Secretary


Robert P. Nault         Assistant Clerk               Assistant Secretary

*  The  principal  business  address  of  each  is  60  State  Street,   Boston,
Massachusetts 02109.



          (c)  Not applicable.

Item 30. Location of Accounts and Records.

         The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31. Management Services.

         The Registrant is not a party to any management-related service contract, except as described in the Prospectus and Statement of Additional Information.

Item 32. Undertaking.

         The Registrant hereby undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 4 to its Registration Statement (the "Amendment") pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 23rd day of January, 1996.


                                     PIONEER TAX-FREE STATE SERIES TRUST



                                     By:/s/John F. Cogan, Jr.
                                        John F. Cogan, Jr.
                                        President



         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:

         Title and Signature                                 Date

Principal Executive Officer:                         )
                                                     )
                                                     )
/s/John F. Cogan, Jr.                                )
------------------------------------
John F. Cogan, Jr., President*                       )
                                                     )
                                                     )
Principal Financial and                              )
Accounting Officer:                                  )
                                                     )
                                                     )
/s/William H. Keough                                 )
------------------------------------
William H. Keough, Treasurer*                        )
                                                     )
                                                     )
Trustee:                                             )
                                                     )
/s/John F. Cogan, Jr.                                )
------------------------------------
John F. Cogan, Jr.*                                  )
                                                     )
                                                     )
Trustee:                                             )
                                                     )
/s/Richard H. Egdahl, M.D.                           )
------------------------------------
Richard H. Egdahl, M.D.*                             )
                                                     )

                                                     )
Trustee:                                             )
                                                     )
/s/Margaret B. W. Graham                             )
------------------------------------
Margaret B. W. Graham*                               )
                                                     )
                                                     )
Trustee:                                             )
                                                     )
/s/John W. Kendrick                                  )
------------------------------------
John W. Kendrick*                                    )
                                                     )
                                                     )
Trustee:                                             )
                                                     )
/s/Marguerite A. Piret                               )
------------------------------------
Marguerite A. Piret*                                 )
                                                     )
                                                     )
Trustee:                                             )
                                                     )
/s/David D. Tripple                                  )
------------------------------------
David D. Tripple*                                    )
                                                     )
                                                     )
Trustee:                                             )
                                                     )
/s/Steven K. West                                    )
------------------------------------
Steven K. West*                                      )
                                                     )
                                                     )
Trustee:                                             )
                                                     )
/s/John Winthrop                                     )
------------------------------------
John Winthrop*                                       )
                                                     )
                                                     )


*By:/s/Joseph P. Barri                               January 23, 1996
------------------------------------
    Joseph P. Barri
    Attorney-in-fact

                                  Exhibit Index


Exhibit                                                            Page
Number   Document Title                                           Number



1.   Declaration of Trust.

1.1  Certificate of Amendment.

2.   By-Laws.

5. Management Contract between the Registrant and Pioneering Management Corporation.

6.1. Underwriting   Agreement   between  the   Registrant   and  Pioneer   Funds
     Distributor, Inc.

6.2. Form of Dealer Sales Agreement.

8. Custodian Agreements between Brown Brothers Harriman & Co. and the Pioneer California Double Tax-Free Fund, Pioneer New York Triple Tax-Free Fund and Pioneer Massachusetts Double Tax-Free Fund.

9. Investment Company Service Agreement between the Registrant and Pioneering Services Corporation.

10.1 Opinion and Consent of Counsel (Hale and Dorr).


10.2 Consent of Counsel (Orrick, Herrington & Sutcliffe).

10.3 Consent of Counsel (Hale and Dorr).


11.  Consent of Arthur Andersen LLP.

12.  1995 Annual Report to Shareholders.

13.  Share Purchase Agreement.

15.  Distribution Plan.

17.  Financial Data Schedule.

19.  Powers of Attorney.